Capital World Bond Fund®
Investment portfolio
March 31, 2023
unaudited

Bonds, notes & other debt instruments 91.65% Euros 18.69%	Principal amount (000)	Value (000)
AbbVie, Inc. 1.25% 11/18/2031	EUR 3,520	$3,153
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[1]	23,220	19,672
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	13,900	15,073
Altria Group, Inc. 2.20% 6/15/2027	8,550	8,539
American Medical Systems Europe BV 1.375% 3/8/2028	940	918
American Tower Corp. 0.45% 1/15/2027	2,095	1,986
American Tower Corp. 0.875% 5/21/2029	1,420	1,241
Anheuser-Busch InBev NV 1.125% 7/1/2027	3,275	3,248
Anheuser-Busch InBev NV 2.875% 4/2/2032	805	827
AT&T, Inc. 1.60% 5/19/2028	2,290	2,241
AT&T, Inc. 2.05% 5/19/2032	6,250	5,840
Austria (Republic of) 0% 2/20/2031	45,322	39,307
Austria (Republic of) 0.90% 2/20/2032	29,485	26,994
Austria (Republic of) 0.70% 4/20/2071	290	144
Autostrade per L’Italia SpA 2.00% 1/15/2030	4,000	3,619
AXA SA 4.25% 3/10/2043 (3-month EUR-EURIBOR + 3.60% on 3/10/2033)[1]	3,000	2,968
Banco de Sabadell, SA 2.625% 3/24/2026 (5-year EUR Mid-Swap + 2.20% on 3/24/2025)[1]	3,600	3,673
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	14,000	14,441
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1,2]	3,140	2,823
Bayer Capital Corp. BV 1.50% 6/26/2026	1,400	1,418
Belgium (Kingdom of), Series 72, 2.60% 6/22/2024	4,510	4,875
Belgium (Kingdom of), Series 89, 0.10% 6/22/2030	2,510	2,255
Belgium (Kingdom of), Series 94, 0.35% 6/22/2032	7,560	6,520
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	12,020	13,061
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	765	592
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	1,210	1,287
BMW Finance NV 1.50% 2/6/2029	1,000	986
BP Capital Markets PLC 1.231% 5/8/2031	3,200	2,870
British American Tobacco International Finance PLC 2.75% 3/25/2025	8,000	8,524
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	4,000	3,544
Bulgaria (Republic of) 4.50% 1/27/2033	5,575	5,941
Caisse d’Amortissement de la Dette Sociale 0.60% 11/25/2029	1,600	1,487
CaixaBank, SA 1.375% 6/19/2026	9,800	9,753
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	16,200	16,329
Capital One Financial Corp. 1.65% 6/12/2029	815	691
Celanese US Holdings, LLC 4.777% 7/19/2026	3,020	3,224
Celanese US Holdings, LLC 0.625% 9/10/2028	1,500	1,263
Chubb, Ltd. 1.55% 3/15/2028	1,040	1,022
Comcast Corp. 0% 9/14/2026	7,770	7,485
Comcast Corp. 0.25% 5/20/2027	6,700	6,363
Comcast Corp. 0.25% 9/14/2029	8,195	7,184
Comcast Corp. 1.25% 2/20/2040	1,300	961
Crédit Agricole SA 0.50% 6/24/2024	900	938
Credit Suisse Group AG 0.65% 1/14/2028 (1-year EUR Mid-Swap + 0.77% on 1/12/2027)[1]	3,340	3,014
Capital World Bond Fund — Page 1 of 45

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 7.75% 3/1/2029 (1-year EUR-ICE Swap EURIBOR + 4.95% on 3/1/2028)[1]	EUR 22,410	$26,615
Daimler Truck International Finance BV 1.625% 4/6/2027	5,000	5,026
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	13,900	11,877
Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[1]	4,400	4,158
DH Europe Finance II SARL 0.45% 3/18/2028	1,957	1,837
Dow Chemical Co. 1.875% 3/15/2040	1,000	724
E.ON SE 1.625% 3/29/2031	5,260	4,935
EDP - Energias de Portugal, SA, junior subordinated, 1.875% 8/2/2081 (5-year EUR-ICE Swap EURIBOR + 2.38% on 8/2/2026)[1]	4,000	3,781
Egypt (Arab Republic of) 4.75% 4/16/2026	680	545
Egypt (Arab Republic of) 5.625% 4/16/2030	504	328
Enel Finance International SA 1.00% 9/16/2024	4,000	4,192
Equinix, Inc. 0.25% 3/15/2027	7,820	7,327
Equinor ASA 1.375% 5/22/2032	1,041	941
Estonia (Republic of) 4.00% 10/12/2032	1,010	1,124
European Financial Stability Facility 0.40% 2/17/2025	26,000	26,837
European Investment Bank 0% 1/14/2031	2,020	1,746
European Investment Bank 0.25% 1/20/2032	39,400	33,831
European Investment Bank 1.50% 6/15/2032	6,160	5,895
European Union 0.80% 7/4/2025	8,480	8,760
European Union 0% 11/4/2025	350	352
European Union 0% 3/4/2026	3,590	3,577
European Union 0% 7/6/2026	12,700	12,543
European Union 0.25% 10/22/2026	4,945	4,880
European Union 0% 6/2/2028	19,680	18,401
European Union 0% 10/4/2028	800	741
European Union 1.625% 12/4/2029	451	451
European Union 0% 7/4/2031	4,680	3,996
European Union 3.25% 7/4/2034	1,000	1,100
European Union 0% 7/4/2035	1,355	1,006
European Union 0.20% 6/4/2036	11,650	8,588
European Union 2.625% 2/4/2048	400	385
Exxon Mobil Corp. 0.524% 6/26/2028	3,528	3,293
Finland (Republic of) 0.125% 9/15/2031	3,000	2,598
Finland (Republic of) 1.50% 9/15/2032	20,205	19,445
Finland (Republic of) 2.75% 4/15/2038	20,400	21,109
French Republic O.A.T. 0% 2/25/2024	6,360	6,719
French Republic O.A.T. 0.50% 5/25/2025	4,860	5,024
French Republic O.A.T. 0% 2/25/2027	2,000	1,959
French Republic O.A.T. 0.75% 2/25/2028	22,000	21,777
French Republic O.A.T. 0% 11/25/2030	75,900	67,166
French Republic O.A.T. 0% 11/25/2031	9,730	8,353
French Republic O.A.T. 2.00% 11/25/2032	24,675	24,935
French Republic O.A.T. 1.25% 5/25/2034	8,560	7,786
French Republic O.A.T. 0.50% 5/25/2040	24,900	17,584
French Republic O.A.T. 0.50% 6/25/2044	1,370	885
French Republic O.A.T. 2.00% 5/25/2048	1,340	1,155
French Republic O.A.T. 0.75% 5/25/2052	22,290	13,204
French Republic O.A.T. 3.00% 5/25/2054	16,850	17,322
French Republic O.A.T. 1.75% 5/25/2066	320	238
General Electric Co. 4.125% 9/19/2035[2]	1,000	1,083
Germany (Federal Republic of) 2.50% 3/13/2025	40,550	43,801
Germany (Federal Republic of) 0% 4/11/2025	2,065	2,123
Germany (Federal Republic of) 0% 10/9/2026	1,500	1,495
Germany (Federal Republic of) 0.25% 2/15/2027	10,285	10,291
Capital World Bond Fund — Page 2 of 45

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Germany (Federal Republic of) 0% 4/16/2027	EUR 5	$5
Germany (Federal Republic of) 0% 8/15/2030	64,070	59,008
Germany (Federal Republic of) 0% 8/15/2030	3,026	2,792
Germany (Federal Republic of) 1.70% 8/15/2032	82,205	84,904
Germany (Federal Republic of) 2.30% 2/15/2033	2,000	2,167
Germany (Federal Republic of) 1.00% 5/15/2038	6,535	5,800
Germany (Federal Republic of) 2.50% 7/4/2044	2,990	3,299
Germany (Federal Republic of) 1.25% 8/15/2048	1,510	1,307
Germany (Federal Republic of) 0% 8/15/2050	25,740	15,056
Germany (Federal Republic of) 0% 8/15/2050	260	153
Germany (Federal Republic of) 1.80% 8/15/2053	6,730	6,403
Goldman Sachs Group, Inc. 1.00% 3/18/2033[2]	22,674	18,044
Greece (Hellenic Republic of) 3.375% 2/15/2025	45,810	49,848
Greece (Hellenic Republic of) 2.00% 4/22/2027	2,200	2,243
Greece (Hellenic Republic of) 3.875% 6/15/2028	75,380	82,097
Greece (Hellenic Republic of) 1.75% 6/18/2032	21,560	19,147
Greece (Hellenic Republic of) 4.25% 6/15/2033	1,360	1,479
Groupe BPCE SA 0.875% 1/31/2024	700	742
Groupe BPCE SA 1.00% 4/1/2025	10,900	11,182
Groupe BPCE SA 4.50% 1/13/2033	8,800	9,575
Holding d’Infrastructures de Transport SAS 1.475% 1/18/2031	1,100	967
Honeywell International, Inc. 0.75% 3/10/2032	2,530	2,120
Iberdrola, SA 1.875% junior subordinated perpetual bonds (5-year EUR Annual (vs. 6-month EURIBOR) + 1.592% on 5/22/2023)[1]	1,600	1,726
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	6,100	6,972
Ireland (Republic of) 0.90% 5/15/2028	30	30
Ireland (Republic of) 0.20% 10/18/2030	8,320	7,528
Ireland (Republic of) 0% 10/18/2031	21,790	18,752
Ireland (Republic of) 3.00% 10/18/2043	13,990	14,912
Israel (State of) 2.875% 1/29/2024	7,700	8,302
Israel (State of) 1.50% 1/18/2027	4,275	4,253
Israel (State of) 1.50% 1/16/2029	3,875	3,697
Italy (Republic of) 0% 1/30/2024	5,800	6,128
Italy (Republic of) 0.85% 1/15/2027	12,395	12,236
Italy (Republic of) 0.25% 3/15/2028	13,320	12,301
Italy (Republic of) 2.80% 12/1/2028	28,044	29,189
Italy (Republic of) 1.35% 4/1/2030	690	637
Italy (Republic of) 1.65% 12/1/2030	10,580	9,821
Italy (Republic of) 0.95% 12/1/2031	2,400	2,041
Italy (Republic of) 1.45% 3/1/2036	2,200	1,745
Italy (Republic of) 1.80% 3/1/2041	390	291
Italy (Republic of) 4.45% 9/1/2043	1,770	1,922
Italy (Republic of) 2.15% 9/1/2052	2,770	1,933
Italy Buoni Poliennali Del Tesoro 0.90% 4/1/2031	50,620	43,844
KfW 0.125% 6/30/2025	4,585	4,673
KfW 0% 12/15/2027	1,081	1,026
Lloyds Banking Group PLC 1.75% 9/7/2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	12,400	13,235
Luxembourg (Grand Duchy of) 0% 9/14/2032	271	224
Marsh & McLennan Companies, Inc. 1.349% 9/21/2026	390	389
Marsh & McLennan Companies, Inc. 1.979% 3/21/2030	1,000	950
Mastercard, Inc. 1.00% 2/22/2029	1,425	1,358
Medtronic Global Holdings SCA 1.125% 3/7/2027	4,820	4,806
Medtronic Global Holdings SCA 1.00% 7/2/2031	7,720	6,922
Medtronic Global Holdings SCA 1.375% 10/15/2040	1,095	817
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	4,740	4,933
Capital World Bond Fund — Page 3 of 45

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[1]	EUR 12,730	$12,576
Morocco (Kingdom of) 1.50% 11/27/2031	8,895	7,271
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/29)[1]	8,365	7,290
Netflix, Inc. 3.625% 5/15/2027	3,800	4,091
Netflix, Inc. 3.875% 11/15/2029[2]	3,800	4,050
Orange SA 2.00% 1/15/2029	400	400
Philip Morris International, Inc. 0.80% 8/1/2031	5,800	4,615
Philippines (Republic of) 0.70% 2/3/2029	3,480	3,106
Portuguese Republic 1.95% 6/15/2029	60	62
Portuguese Republic 0.475% 10/18/2030	9,770	8,836
Portuguese Republic 1.65% 7/16/2032	960	918
Portuguese Republic 3.50% 6/18/2038	21,170	23,070
Portuguese Republic 1.15% 4/11/2042	830	603
Portuguese Republic 1.00% 4/12/2052	310	179
Prologis Euro Finance, LLC 4.25% 1/31/2043	2,000	1,956
Public Storage 0.50% 9/9/2030	2,490	1,992
Quebec (Province of) 0.25% 5/5/2031	5,980	5,107
Quebec (Province of) 0.50% 1/25/2032	9,030	7,704
Raytheon Technologies Corp. 2.15% 5/18/2030	1,600	1,527
Romania 5.00% 9/27/2026	1,270	1,378
Romania 3.624% 5/26/2030	20,870	19,209
Romania 1.75% 7/13/2030	14,675	11,736
Royal Dutch Shell PLC 1.50% 4/7/2028	4,200	4,161
Russian Federation 2.875% 12/4/2025[3,4]	15,300	996
Russian Federation 2.875% 12/4/2025[3,4]	5,100	332
Santander Issuances, SA Unipersonal 3.25% 4/4/2026	7,200	7,581
Serbia (Republic of) 1.50% 6/26/2029	4,353	3,615
Serbia (Republic of) 2.05% 9/23/2036	11,570	7,616
Spain (Kingdom of) 0% 5/31/2024	2,800	2,936
Spain (Kingdom of) 2.75% 10/31/2024	17,030	18,427
Spain (Kingdom of) 0% 1/31/2027	14,425	14,014
Spain (Kingdom of) 0.80% 7/30/2027	83,500	82,869
Spain (Kingdom of) 1.40% 7/30/2028	2,075	2,079
Spain (Kingdom of) 1.45% 4/30/2029	10,215	10,138
Spain (Kingdom of) 1.25% 10/31/2030	2,762	2,628
Spain (Kingdom of) 0.50% 10/31/2031	5,903	5,135
Spain (Kingdom of) 0.70% 4/30/2032	4,145	3,616
Spain (Kingdom of) 3.15% 4/30/2033	11,340	12,114
Spain (Kingdom of) 1.85% 7/30/2035	260	237
Spain (Kingdom of) 3.90% 7/30/2039	2,350	2,615
Spain (Kingdom of) 1.00% 7/30/2042	690	474
Spain (Kingdom of) 3.45% 7/30/2043	580	600
Spain (Kingdom of) 2.70% 10/31/2048	4,700	4,230
Spain (Kingdom of) 1.00% 10/31/2050	1,000	582
Spain (Kingdom of) 1.90% 10/31/2052	2,340	1,681
Spain (Kingdom of) 1.45% 10/31/2071	200	106
State Grid Overseas Investment, Ltd. 1.375% 5/2/2025	2,050	2,104
State Grid Overseas Investment, Ltd. 2.125% 5/2/2030	800	749
Stellantis NV 0.75% 1/18/2029	1,500	1,365
Stellantis NV 1.25% 6/20/2033	11,712	9,546
Stryker Corp. 0.25% 12/3/2024	2,580	2,655
Stryker Corp. 0.75% 3/1/2029	5,230	4,784
Stryker Corp. 1.00% 12/3/2031	2,410	2,072
Sweden (Kingdom of) 0.125% 4/24/2023	3,000	3,249
Takeda Pharmaceutical Company, Ltd. 0.75% 7/9/2027	3,230	3,115
Capital World Bond Fund — Page 4 of 45

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Thermo Fisher Scientific (Finance I) BV 0.80% 10/18/2030	EUR 913	$816
Thermo Fisher Scientific (Finance I) BV 1.625% 10/18/2041	530	402
Total Capital International 1.491% 9/4/2030	2,200	2,075
TotalEnergies SE 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	7,500	7,831
Tunisia (Republic of) 6.75% 10/31/2023	13,503	12,662
Tunisia (Republic of) 6.75% 10/31/2023	4,406	4,132
Tunisia (Republic of) 5.625% 2/17/2024	16,323	13,038
Tunisia (Republic of) 6.375% 7/15/2026	9,500	5,542
Ukraine 6.75% 6/20/2028	13,243	2,466
Ukraine 4.375% 1/27/2032[3]	15,050	2,877
Ukraine 4.375% 1/27/2032[3]	1,800	344
Veolia Environnement 1.59% 1/10/2028	1,900	1,902
Verizon Communications, Inc. 0.375% 3/22/2029	12,350	11,014
Verizon Communications, Inc. 1.25% 4/8/2030	6,000	5,567
Verizon Communications, Inc. 4.25% 10/31/2030	470	527
Verizon Communications, Inc. 0.75% 3/22/2032	6,025	5,012
Verizon Communications, Inc. 4.75% 10/31/2034	540	625
Visa, Inc. 1.50% 6/15/2026	3,090	3,161
Visa, Inc. 2.00% 6/15/2029	2,430	2,447
Volkswagen Financial Services AG 1.375% 10/16/2023	5,480	5,882
Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[1]	2,000	1,821
Wellcome Trust, Ltd. 1.125% 1/21/2027	3,000	3,006
Zurich Finance Ireland DAC, junior subordinated, 1.875% 9/17/2050 (3-month EUR-LIBOR + 2.95% on 9/17/2050)[1]	2,000	1,711
		1,821,026
Japanese yen 7.66%
Banque Federative du Credit Mutuel 0.443% 10/12/2023	JPY 100,000	752
Groupe BPCE SA 0.645% 7/12/2023	1,500,000	11,293
Hungary (Republic of) 0.52% 9/15/2023	200,000	1,505
Indonesia (Republic of) 0.92% 5/31/2023	100,000	754
Indonesia (Republic of) 1.13% 7/7/2023	1,100,000	8,297
Japan, Series 17, 0.10% 9/10/2023[5]	1,529,000	11,665
Japan, Series 18, 0.10% 3/10/2024[5]	2,688,780	20,625
Japan, Series 341, 0.30% 12/20/2025	1,567,450	11,920
Japan, Series 21, 0.10% 3/10/2026[5]	1,597,050	12,467
Japan, Series 346, 0.10% 3/20/2027	2,907,900	21,968
Japan, Series 347, 0.10% 6/20/2027	1,000,000	7,550
Japan, Series 23, 0.10% 3/10/2028[5]	7,507,014	58,547
Japan, Series 24, 0.10% 3/10/2029[5]	652,745	5,137
Japan, Series 26, 0.005% 3/10/2031[5]	2,514,062	19,692
Japan, Series 362, 0.10% 3/20/2031	4,272,600	31,669
Japan, Series 363, 0.10% 6/20/2031	850,000	6,292
Japan, Series 152, 1.20% 3/20/2035	9,723,300	78,440
Japan, Series 161, 0.60% 6/20/2037	2,535,250	18,775
Japan, Series 162, 0.60% 9/20/2037	10,420,000	76,936
Japan, Series 173, 0.40% 6/20/2040	462,750	3,194
Japan, Series 176, 0.50% 3/20/2041	741,900	5,157
Japan, Series 182, 1.10% 9/20/2042	10,052,150	76,796
Japan, Series 53, 0.60% 12/20/2046	971,800	6,506
Japan, Series 37, 0.60% 6/20/2050	5,218,850	33,388
Japan, Series 70, 0.70% 3/20/2051	2,521,150	16,470
Japan, Series 73, 0.70% 12/20/2051	6,733,600	43,850
Japan, Series 74, 1.00% 3/20/2052	3,853,400	27,150
Capital World Bond Fund — Page 5 of 45

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 76, 1.40% 9/20/2052	JPY 8,046,600	$62,542
Japan, Series 77, 1.60% 12/20/2052	1,516,250	12,327
Lloyds Banking Group PLC 0.65% 5/30/2023	400,000	3,011
Philippines (Republic of) 0.001% 4/12/2024	5,700,000	42,615
Société Générale 0.804% 10/12/2023	100,000	750
Tunisia (Republic of) 3.28% 8/9/2027	700,000	2,552
United Mexican States 0.60% 4/20/2023	700,000	5,272
		745,864
Chinese yuan renminbi 4.27%
China (People’s Republic of), Series INBK, 2.36% 7/2/2023	CNY 7,690	1,119
China (People’s Republic of), Series INBK, 2.26% 2/24/2025	7,680	1,114
China (People’s Republic of), Series INBK, 1.99% 4/9/2025	20,000	2,884
China (People’s Republic of), Series INBK, 2.69% 8/12/2026	99,400	14,511
China (People’s Republic of), Series INBK, 2.85% 6/4/2027	2,990	439
China (People’s Republic of), Series INBK, 2.44% 10/15/2027	150,000	21,626
China (People’s Republic of), Series 1906, 3.29% 5/23/2029	284,000	42,804
China (People’s Republic of), Series 1915, 3.13% 11/21/2029	75,090	11,166
China (People’s Republic of), Series INBK, 3.02% 5/27/2031	18,000	2,658
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	225,980	32,589
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	434,370	69,723
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	121,120	18,053
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	338,630	54,402
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	12,000	1,892
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	237,360	36,339
China (People’s Republic of), Series INBK, 3.32% 4/15/2052	3,790	560
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	258,050	37,766
China Development Bank Corp., Series 1904, 3.68% 2/26/2026	95,130	14,220
China Development Bank Corp., Series 1909, 3.50% 8/13/2026	48,800	7,267
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	57,380	8,530
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	232,310	36,800
		416,462
British pounds 3.74%
Abertis Infraestructuras, SA 3.375% 11/27/2026	GBP 4,500	5,166
Asian Development Bank 1.125% 6/10/2025	5,720	6,614
Comcast Corp. 1.50% 2/20/2029	600	619
Comcast Corp. 1.875% 2/20/2036	400	355
Fiserv, Inc. 2.25% 7/1/2025	150	174
HSBC Holdings PLC 3.00% 5/29/2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[1]	8,000	8,399
KfW 1.125% 7/4/2025	6,625	7,653
Lloyds Banking Group PLC 7.625% 4/22/2025	450	570
Nestlé Finance International, Ltd. 2.25% 11/30/2023	400	486
Quebec (Province of) 2.25% 9/15/2026	18,480	21,300
United Kingdom 0.625% 6/7/2025	2,100	2,439
United Kingdom 0.125% 1/30/2026	9,370	10,534
United Kingdom 1.25% 7/22/2027	52,590	59,302
United Kingdom 4.25% 12/7/2027	9,590	12,255
United Kingdom 0.875% 10/22/2029	660	695
United Kingdom 0.375% 10/22/2030	26,030	25,707
United Kingdom 0.25% 7/31/2031	32,480	30,920
United Kingdom 1.00% 1/31/2032	70,490	70,802
United Kingdom 4.25% 6/7/2032	25,890	34,076
United Kingdom 0.625% 7/31/2035	1,708	1,478
United Kingdom 1.75% 9/7/2037	8,230	7,886
Capital World Bond Fund — Page 6 of 45

unaudited
Bonds, notes & other debt instruments (continued) British pounds (continued)	Principal amount (000)	Value (000)
United Kingdom 3.25% 1/22/2044	GBP 10,110	$11,357
United Kingdom 3.50% 1/22/2045	4,905	5,705
United Kingdom 0.875% 1/31/2046	1,830	1,239
United Kingdom 0.625% 10/22/2050	1,190	673
United Kingdom 1.25% 7/31/2051	39,874	27,415
United Kingdom 1.50% 7/31/2053	200	144
United Kingdom 3.75% 10/22/2053	3,620	4,379
United Kingdom 1.625% 10/22/2054	590	439
United Kingdom 0.50% 10/22/2061	3,470	1,535
United Kingdom 1.125% 10/22/2073	1,900	1,042
Vodafone Group PLC 5.625% 12/4/2025	540	683
Volkswagen Financial Services NV 0.875% 2/20/2025	1,000	1,134
Volkswagen Group of America Finance, LLC 3.375% 11/16/2026	700	805
		363,980
Australian dollars 3.08%
Australia (Commonwealth of), Series 139, 3.25% 4/21/2025	AUD 29,250	19,667
Australia (Commonwealth of), Series 149, 2.25% 5/21/2028	85,550	55,052
Australia (Commonwealth of), Series 152, 2.75% 11/21/2028	21,890	14,391
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	40,000	23,393
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	152,970	99,338
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	126,305	87,606
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.245% 12/1/2038[6]	450	300
		299,747
Canadian dollars 2.36%
AT&T, Inc. 5.10% 11/25/2048	CAD 400	280
Canada 0.75% 10/1/2024	65,050	45,964
Canada 2.25% 6/1/2025	92,350	66,521
Canada 3.50% 3/1/2028	129,139	97,596
Canada 4.00% 6/1/2041	1,725	1,433
Canada 3.50% 12/1/2045	2,970	2,340
Canada 2.75% 12/1/2048	22,100	15,452
Verizon Communications, Inc. 3.625% 5/16/2050	2	1
		229,587
Brazilian reais 1.76%
Brazil (Federative Republic of) 0% 7/1/2023	BRL 147,809	28,293
Brazil (Federative Republic of) 0% 1/1/2024	568,149	102,265
Brazil (Federative Republic of) 10.00% 1/1/2025	9,000	1,722
Brazil (Federative Republic of) 0% 7/1/2025	41,423	6,351
Brazil (Federative Republic of) 10.00% 1/1/2027	6,665	1,235
Brazil (Federative Republic of) 10.00% 1/1/2029	55,000	9,781
Brazil (Federative Republic of) 6.00% 8/15/2050[5]	114,279	21,886
		171,533
Mexican pesos 1.52%
América Móvil, SAB de CV, 8.46% 12/18/2036	MXN 15,000	739
Petróleos Mexicanos 7.19% 9/12/2024	340,342	17,545
United Mexican States 4.50% 12/4/2025[5]	566,509	30,714
United Mexican States, Series M, 7.50% 6/3/2027	23,344	1,229
United Mexican States, Series M20, 8.50% 5/31/2029	136,880	7,481
United Mexican States, Series M, 7.75% 5/29/2031	693,292	36,123
United Mexican States, Series M, 7.75% 11/23/2034	25,540	1,308
United Mexican States, Series M, 7.75% 11/13/2042	46,806	2,266
Capital World Bond Fund — Page 7 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mexican pesos (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M, 8.00% 11/7/2047	MXN 101,421	$5,013
United Mexican States, Series M, 8.00% 7/31/2053	934,110	45,954
		148,372
South Korean won 0.88%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW 28,587,150	21,133
South Korea (Republic of), Series 3106, 2.00% 6/10/2031	21,008,450	14,648
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	60,731,480	50,179
		85,960
Colombian pesos 0.83%
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP 43,717,800	7,610
Colombia (Republic of), Series B, 7.00% 3/26/2031	309,101,200	51,103
Colombia (Republic of), Series B, 7.00% 6/30/2032	643,700	103
Colombia (Republic of), Series B, 7.25% 10/18/2034	29,451,300	4,544
Colombia (Republic of), Series B, 9.25% 5/28/2042	10,708,000	1,818
Colombia (Republic of), Series B, 7.25% 10/26/2050	114,797,700	15,291
		80,469
Danish kroner 0.59%
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[7]	DKK 15,855	2,078
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[7]	96,140	12,067
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[7]	236,084	26,506
Nykredit Realkredit AS, Series 01E, 2.50% 10/1/2047[7]	7,258	946
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[7]	52,492	5,660
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[7]	73,053	7,798
Realkredit Danmark AS 1.00% 10/1/2053[7]	19,888	2,120
		57,175
Indonesian rupiah 0.50%
Indonesia (Republic of), Series 81, 6.50% 6/15/2025	IDR 108,958,000	7,293
Indonesia (Republic of), Series 59, 7.00% 5/15/2027	71,959,000	4,905
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	30,249,000	1,991
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	23,973,000	1,602
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	175,983,000	12,798
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	49,957,000	3,265
Indonesia (Republic of), Series 65, 6.625% 5/15/2033	10,000,000	656
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	143,268,000	10,601
Indonesia (Republic of), Series 79, 8.375% 4/15/2039	43,000,000	3,228
Indonesia (Republic of), Series 92, 7.125% 6/15/2042	38,000,000	2,567
		48,906
New Zealand dollars 0.29%
New Zealand 4.50% 5/15/2030	NZD 43,896	27,856
New Zealand 2.00% 5/15/2032	1,350	705
		28,561
South African rand 0.24%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR 152,376	7,800
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	83,471	3,883
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	59,094	2,897
South Africa (Republic of), Series R-2037, 8.50% 1/31/2037	27,171	1,229
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	47,946	2,191
Capital World Bond Fund — Page 8 of 45

unaudited
Bonds, notes & other debt instruments (continued) South African rand (continued)	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR 15,200	$538
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	101,691	4,397
		22,935
Malaysian ringgits 0.19%
Malaysia (Federation of), Series 0116, 3.80% 8/17/2023	MYR 10,770	2,450
Malaysia (Federation of), Series 0319, 3.478% 6/14/2024	4,834	1,101
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	7,064	1,587
Malaysia (Federation of), Series 0417, 3.899% 11/16/2027	12,000	2,761
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	6,024	1,244
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035	6,900	1,579
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	12,630	3,028
Malaysia (Federation of), Series 0219, 4.467% 9/15/2039	8,000	1,873
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,030	2,141
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	1,281	295
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,081	444
		18,503
Peruvian nuevos soles 0.17%
Peru (Republic of) 5.94% 2/12/2029	PEN 7,717	1,937
Peru (Republic of) 6.15% 8/12/2032	58,190	14,145
Peru (Republic of) 6.90% 8/12/2037	907	226
Peru (Republic of) 6.85% 2/12/2042	929	228
		16,536
Chilean pesos 0.13%
Chile (Republic of) 4.70% 9/1/2030	CLP 9,460,000	11,493
Chile (Republic of) 5.00% 3/1/2035	610,000	764
		12,257
Czech korunas 0.12%
Czech Republic 0.45% 10/25/2023	CZK 39,840	1,785
Czech Republic 2.40% 9/17/2025	128,310	5,553
Czech Republic 0.25% 2/10/2027	114,650	4,451
		11,789
Thai baht 0.10%
Thailand (Kingdom of) 3.625% 6/16/2023	THB 40,957	1,203
Thailand (Kingdom of) 2.125% 12/17/2026	111,000	3,272
Thailand (Kingdom of) 1.00% 6/17/2027	44,686	1,256
Thailand (Kingdom of) 3.65% 6/20/2031	108,200	3,489
Thailand (Kingdom of) 3.30% 6/17/2038	10,430	325
Thailand (Kingdom of) 2.00% 6/17/2042	12,988	334
		9,879
Indian rupees 0.10%
HDFC Bank, Ltd. 7.95% 9/21/2026	INR 200,000	2,443
India (Republic of) 5.15% 11/9/2025	624,800	7,245
		9,688
Ukrainian hryvnia 0.07%
Ukraine 15.97% 4/19/2023[4]	UAH 143,625	2,802
Ukraine 10.00% 8/23/2023	17,650	332
Ukraine 16.00% 9/27/2023	21,385	402
Capital World Bond Fund — Page 9 of 45

unaudited
Bonds, notes & other debt instruments (continued) Ukrainian hryvnia (continued)	Principal amount (000)	Value (000)
Ukraine 15.84% 2/26/2025	UAH 201,785	$3,470
Ukraine 15.84% 2/26/2025[3]	9,100	156
		7,162
Hungarian forints 0.06%
Hungary (Republic of), Series C, 1.50% 8/23/2023	HUF 1,046,820	2,855
Hungary (Republic of), Series A, 6.75% 10/22/2028	1,320,670	3,358
		6,213
Polish zloty 0.06%
Poland (Republic of), Series 0727, 2.50% 7/25/2027	PLN 3,570	720
Poland (Republic of), Series 1029, 2.75% 10/25/2029	26,990	5,195
		5,915
Israeli shekels 0.05%
Israel (State of) 0.15% 7/31/2023	ILS 4,755	1,304
Israel (State of) 3.75% 3/31/2024	6,465	1,789
Israel (State of) 0.50% 4/30/2025	7,001	1,812
		4,905
Russian rubles 0.04%
Russian Federation 7.00% 1/25/2023[3,4]	RUB 85,315	— [8]
Russian Federation 8.15% 2/3/2027[3,4]	188,225	146
Russian Federation 2.50% 2/2/2028[3,4,5]	34	— [8]
Russian Federation 7.65% 4/10/2030[3,4]	3,700,170	2,859
Russian Federation 6.90% 7/23/2031[3,4]	668,992	517
Russian Federation 7.70% 3/23/2033[3,4]	102,563	79
Russian Federation 6.10% 7/18/2035[3,4]	95,606	74
		3,675
Romanian leu 0.02%
Romania 4.75% 2/24/2025	RON 11,740	2,477
Norwegian kroner 0.02%
Norway (Kingdom of) 2.125% 5/18/2032	NOK 18,660	1,665
U.S. dollars 44.11%
1375209 B.C., Ltd. 9.00% 1/30/2028[9]	USD 335	333
7-Eleven, Inc. 1.30% 2/10/2028[9]	361	307
7-Eleven, Inc. 1.80% 2/10/2031[9]	6,811	5,401
AbbVie, Inc. 3.20% 11/21/2029	1,004	932
Abu Dhabi (Emirate of) 0.75% 9/2/2023[9]	18,355	18,026
Abu Dhabi (Emirate of) 3.875% 4/16/2050	5,500	4,687
AdaptHealth, LLC 6.125% 8/1/2028[9]	200	184
Adobe, Inc. 2.15% 2/1/2027	6,134	5,702
Advisor Group Holdings, LLC 6.25% 3/1/2028[9]	1,830	1,650
AEP Transmission Co., LLC 5.40% 3/15/2053	2,350	2,452
Aeropuerto International de Tocume SA 5.125% 8/11/2061[9]	4,875	3,796
Aethon United BR, LP / Aethon United Finance Corp. 8.25% 2/15/2026[9]	675	663
AG Merger Sub II, Inc. 10.75% 8/1/2027[9]	1,278	1,298
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[9]	602	607
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[1,9]	7,600	7,802
Alabama Power Co. 3.00% 3/15/2052	7,280	5,042
Capital World Bond Fund — Page 10 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Albertsons Companies, Inc. 3.50% 3/15/2029[9]	USD 1,185	$1,032
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	507	420
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[9]	1,315	1,221
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[9]	360	356
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[9]	765	646
Allied Universal Holdco, LLC 9.75% 7/15/2027[9]	730	651
Allied Universal Holdco, LLC 6.00% 6/1/2029[9]	320	239
Allstate Corp. 0.75% 12/15/2025	440	396
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 8.325% 6/13/2024[6,10]	249	235
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.075% 6/13/2025[6,10]	775	628
Altice France Holding SA 10.50% 5/15/2027[9]	240	184
Altice France Holding SA 5.125% 7/15/2029[9]	390	294
Amazon.com, Inc. 4.60% 12/1/2025	4,539	4,578
Amazon.com, Inc. 3.30% 4/13/2027	1,404	1,359
Amazon.com, Inc. 3.45% 4/13/2029	1,045	1,006
Amazon.com, Inc. 4.70% 12/1/2032	798	819
Amazon.com, Inc. 3.875% 8/22/2037	375	349
American Express Co. 4.90% 2/13/2026	2,229	2,251
American Express Co. 5.85% 11/5/2027	1,150	1,207
American Express Co. 4.05% 5/3/2029	2,586	2,524
American Honda Finance Corp. 3.55% 1/12/2024	1,000	988
American Honda Finance Corp. 1.30% 9/9/2026	1,000	898
American International Group, Inc. 5.125% 3/27/2033	155	154
American International Group, Inc. 4.80% 7/10/2045	500	455
American International Group, Inc. 4.375% 6/30/2050	1,773	1,517
AmerisourceBergen Corp. 2.70% 3/15/2031	3,838	3,294
Amgen, Inc. 1.90% 2/21/2025	3,077	2,916
Amgen, Inc. 2.20% 2/21/2027	2,359	2,175
Amgen, Inc. 3.00% 2/22/2029	75	69
Amgen, Inc. 4.05% 8/18/2029	2,275	2,197
Amgen, Inc. 5.25% 3/2/2030	973	996
Amgen, Inc. 2.00% 1/15/2032	397	323
Amgen, Inc. 4.20% 3/1/2033	2,525	2,422
Amgen, Inc. 5.25% 3/2/2033	11,979	12,314
Amgen, Inc. 4.875% 3/1/2053	1,409	1,320
Amgen, Inc. 5.65% 3/2/2053	9,729	10,135
AmWINS Group, Inc. 4.875% 6/30/2029[9]	870	771
Anglo American Capital PLC 2.25% 3/17/2028[9]	1,698	1,471
Anglo American Capital PLC 5.625% 4/1/2030[9]	3,850	3,877
Anglo American Capital PLC 2.875% 3/17/2031[9]	1,100	921
Angola (Republic of) 9.50% 11/12/2025	600	597
Angola (Republic of) 8.25% 5/9/2028	600	532
Angola (Republic of) 8.00% 11/26/2029	200	172
Anheuser-Busch InBev NV 4.75% 1/23/2029	12,403	12,673
Anheuser-Busch InBev NV 5.55% 1/23/2049	1,767	1,897
Anheuser-Busch InBev NV 4.50% 6/1/2050	2,644	2,480
Anthem, Inc. 4.10% 5/15/2032	1,478	1,415
Anthem, Inc. 4.55% 5/15/2052	657	594
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[9]	395	296
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[9]	345	252
Aon Corp. 2.60% 12/2/2031	1,750	1,470
Aon Corp. 5.00% 9/12/2032	2,000	2,011
Aon Corp. 5.35% 2/28/2033	681	706
Aon Corp. 3.90% 2/28/2052	500	405
Apache Corp. 5.10% 9/1/2040	195	166
Capital World Bond Fund — Page 11 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Apache Corp. 5.35% 7/1/2049	USD 160	$124
Apple, Inc. 3.35% 8/8/2032	4,050	3,822
Apple, Inc. 2.375% 2/8/2041	1,625	1,218
Apple, Inc. 2.70% 8/5/2051	1,450	1,023
Ardagh Group SA 6.50% Cash 6/30/2027[9,11]	577	442
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[9]	1,125	921
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[1]	29,506	8,621
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[1]	5,380	1,412
Asbury Automotive Group, Inc. 5.00% 2/15/2032[9]	1,150	1,009
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.313% 8/2/2029[6,10]	515	464
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[9]	592	573
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[9]	220	194
Ashtead Capital, Inc. 5.50% 8/11/2032[9]	400	394
Asian Development Bank 4.125% 9/27/2024	1,025	1,020
Asian Development Bank 3.875% 9/28/2032	237	241
AssuredPartners, Inc. 7.00% 8/15/2025[9]	470	458
AssuredPartners, Inc. 8.00% 5/15/2027[9]	486	464
AssuredPartners, Inc. 5.625% 1/15/2029[9]	1,420	1,229
AstraZeneca Finance, LLC 1.75% 5/28/2028	4,864	4,318
AstraZeneca Finance, LLC 2.25% 5/28/2031	7,178	6,180
AstraZeneca Finance, LLC 4.875% 3/3/2033	4,470	4,614
AstraZeneca PLC 4.00% 1/17/2029	1,000	985
AstraZeneca PLC 1.375% 8/6/2030	360	294
AT&T, Inc. 2.30% 6/1/2027	1,625	1,490
AT&T, Inc. 1.65% 2/1/2028	4,206	3,697
AT&T, Inc. 2.75% 6/1/2031	10,851	9,356
AT&T, Inc. 2.25% 2/1/2032	5,900	4,826
AT&T, Inc. 2.55% 12/1/2033	800	644
AT&T, Inc. 3.50% 9/15/2053	1,347	980
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 10.385% 9/21/2029[6,10]	1,925	1,893
Australia & New Zealand Banking Group, Ltd. 5.088% 12/8/2025	2,059	2,077
Avantor Funding, Inc. 4.625% 7/15/2028[9]	1,050	996
Avantor Funding, Inc. 3.875% 11/1/2029[9]	630	564
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[7,9]	11,562	11,555
Axiata SPV2 Bhd. 2.163% 8/19/2030	451	381
B&G Foods, Inc. 5.25% 4/1/2025	410	382
B&G Foods, Inc. 5.25% 9/15/2027	1,180	1,013
Bahrain (Kingdom of) 6.125% 8/1/2023	1,000	1,001
Baker Hughes Co. 4.486% 5/1/2030	2,288	2,239
Banco Santander, SA 5.147% 8/18/2025	7,000	6,878
Bangkok Bank PCL 4.05% 3/19/2024	1,210	1,197
Bangkok Bank PCL 4.45% 9/19/2028	470	463
Bangkok Bank PCL 9.025% 3/15/2029	980	1,103
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]	9,080	7,715
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1,9]	290	246
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	15,500	14,180
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	13,616	12,221
Bank of America Corp. 2.496% 2/13/2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]	8,240	6,985
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	6,083	4,882
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[1]	2,712	2,684
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,9]	350	348
Capital World Bond Fund — Page 12 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Barclays Bank PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]	USD 14,450	$14,165
Barclays Bank PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[1]	8,500	8,389
Bath & Body Works, Inc. 6.625% 10/1/2030[9]	565	551
Bath & Body Works, Inc. 6.875% 11/1/2035	528	476
Bausch Health Americas, Inc. 9.25% 4/1/2026[9]	1,642	1,220
Bausch Health Companies, Inc. 9.00% 12/15/2025[9]	175	140
Bausch Health Companies, Inc. 7.25% 5/30/2029[9]	700	269
Bausch Health Companies, Inc. 14.00% 10/15/2030[9]	1,125	639
Bausch Health Companies, Inc. 5.25% 2/15/2031[9]	1,000	388
Baxter International, Inc. 2.539% 2/1/2032	6,119	4,986
Bayer US Finance II, LLC 3.875% 12/15/2023[9]	3,440	3,402
Bayerische Motoren Werke AG 3.80% 4/6/2023[9]	2,028	2,028
Bayerische Motoren Werke AG 3.15% 4/18/2024[9]	2,555	2,507
Bayerische Motoren Werke AG 3.90% 4/9/2025[9]	5,000	4,914
Bayerische Motoren Werke AG 4.15% 4/9/2030[9]	5,000	4,892
Bayerische Motoren Werke AG 2.55% 4/1/2031[9]	737	633
Becton, Dickinson and Company 2.823% 5/20/2030	1,950	1,741
Becton, Dickinson and Company 4.298% 8/22/2032	2,200	2,127
Berkshire Hathaway Energy Company 2.85% 5/15/2051	2	1
Berkshire Hathaway Finance Corp. 4.25% 1/15/2049	1,225	1,132
Berkshire Hathaway, Inc. 2.875% 3/15/2032	532	479
Berkshire Hathaway, Inc. 3.85% 3/15/2052	770	646
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	2,000	2,015
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	1,200	1,216
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	676	690
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[9]	815	734
BlackRock, Inc. 2.10% 2/25/2032	1,800	1,497
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[9]	2,435	2,486
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[9]	695	729
Blue Racer Midstream, LLC 7.625% 12/15/2025[9]	890	882
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[1]	526	508
BMC Software, Inc. 9.125% 3/1/2026[9]	1,000	973
BMW Finance NV 2.40% 8/14/2024[9]	3,000	2,910
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,9]	1,200	1,001
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,9]	10,500	8,752
Boeing Company 4.875% 5/1/2025	2,337	2,333
Boeing Company 2.75% 2/1/2026	8,976	8,523
Boeing Company 2.196% 2/4/2026	250	232
Boeing Company 2.70% 2/1/2027	2,020	1,862
Boeing Company 5.04% 5/1/2027	1,099	1,108
Boeing Company 5.15% 5/1/2030	1,490	1,500
Boeing Company 3.625% 2/1/2031	4,394	4,029
Boeing Company 5.705% 5/1/2040	1,250	1,266
Boeing Company 5.805% 5/1/2050	1,713	1,727
Bombardier, Inc. 7.125% 6/15/2026[9]	370	372
Bombardier, Inc. 7.875% 4/15/2027[9]	480	486
Bombardier, Inc. 6.00% 2/15/2028[9]	510	497
Bombardier, Inc. 7.50% 2/1/2029[9]	398	407
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[9]	330	301
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[9]	890	804
Boston Scientific Corp. 3.45% 3/1/2024	1,217	1,195
Boston Scientific Corp. 2.65% 6/1/2030	1,151	1,018
Capital World Bond Fund — Page 13 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Boston Scientific Corp. 4.70% 3/1/2049	USD 119	$113
Boyd Gaming Corp. 4.75% 12/1/2027	805	773
Boyd Gaming Corp. 4.75% 6/15/2031[9]	260	236
Boyne USA, Inc. 4.75% 5/15/2029[9]	1,535	1,372
Braskem Netherlands Finance BV 4.50% 1/31/2030[9]	4,050	3,444
Bristol-Myers Squibb Company 1.45% 11/13/2030	649	530
British American Tobacco PLC 3.215% 9/6/2026	2	2
British American Tobacco PLC 4.70% 4/2/2027	775	761
British American Tobacco PLC 3.557% 8/15/2027	3,450	3,209
British American Tobacco PLC 3.462% 9/6/2029	5,900	5,221
Broadcom Corp. 3.875% 1/15/2027	1,667	1,612
Broadcom, Inc. 4.00% 4/15/2029[9]	5,613	5,256
Broadcom, Inc. 4.75% 4/15/2029	1,950	1,927
Broadcom, Inc. 3.419% 4/15/2033[9]	5,750	4,815
Broadcom, Inc. 3.469% 4/15/2034[9]	983	808
BWX Technologies, Inc. 4.125% 6/30/2028[9]	300	271
BWX Technologies, Inc. 4.125% 4/15/2029[9]	685	608
Caesars Entertainment, Inc. 6.25% 7/1/2025[9]	250	250
Caesars Entertainment, Inc. 8.125% 7/1/2027[9]	575	587
Caesars Entertainment, Inc. 4.625% 10/15/2029[9]	445	390
Caesars Entertainment, Inc. 7.00% 2/15/2030[9]	1,722	1,754
Caesars Entertainment, Inc., Term Loan B, (USD-SOFR + 3.25%) 7.00% 2/1/2029[6,9,10]	95	95
Caesars Resort Collection, LLC 5.75% 7/1/2025[9]	1,040	1,041
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026[9]	1,861	1,856
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,9]	6,825	6,873
California Resources Corp. 7.125% 2/1/2026[9]	820	831
Callon Petroleum Co. 7.50% 6/15/2030[9]	225	212
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	10,338	8,983
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026	1,408	1,277
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	1,307	1,132
Canadian Pacific Railway, Ltd. 3.00% 12/2/2041	3,412	2,731
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	16,770	12,034
CAN-PACK SA 3.875% 11/15/2029[9]	255	207
Carnival Corp. 6.00% 5/1/2029[9]	725	577
Carrier Global Corp. 2.493% 2/15/2027	167	155
Carrier Global Corp. 2.722% 2/15/2030	103	90
Carrier Global Corp. 3.377% 4/5/2040	989	788
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[9]	470	459
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[9]	985	867
CCO Holdings, LLC 5.125% 5/1/2027[9]	800	757
CCO Holdings, LLC 4.75% 3/1/2030[9]	495	429
CCO Holdings, LLC 4.50% 8/15/2030[9]	713	603
CCO Holdings, LLC 4.25% 2/1/2031[9]	920	753
CCO Holdings, LLC 4.75% 2/1/2032[9]	725	610
CCO Holdings, LLC 4.50% 5/1/2032	10	8
CCO Holdings, LLC 4.50% 6/1/2033[9]	850	685
CCO Holdings, LLC 4.25% 1/15/2034[9]	475	372
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031	3,800	3,061
CDI Escrow Issuer, Inc. 5.75% 4/1/2030[9]	905	875
CDK Global, Inc. 7.25% 6/15/2029[9]	100	98
Cedar Fair, LP 5.50% 5/1/2025[9]	770	770
Celanese US Holdings, LLC 6.379% 7/15/2032	1,379	1,399
Centene Corp. 4.625% 12/15/2029	1,885	1,774
Centerfield Media Parent, Inc. 6.625% 8/1/2026[9]	420	274
CenterPoint Energy, Inc. 3.60% 3/1/2052	1,295	1,027
Capital World Bond Fund — Page 14 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Central Garden & Pet Co. 4.125% 10/15/2030	USD 725	$641
Central Garden & Pet Co. 4.125% 4/30/2031[9]	185	160
Charles River Laboratories International, Inc. 4.25% 5/1/2028[9]	430	403
Charles River Laboratories International, Inc. 4.00% 3/15/2031[9]	275	241
Charles Schwab Corp. 1.65% 3/11/2031	625	484
Charter Communications Operating, LLC 2.30% 2/1/2032	2,900	2,212
Charter Communications Operating, LLC 3.70% 4/1/2051	1,500	962
Cheniere Energy Partners, LP 4.50% 10/1/2029	810	753
Cheniere Energy Partners, LP 4.00% 3/1/2031	425	379
Cheniere Energy Partners, LP 3.25% 1/31/2032	509	421
Chesapeake Energy Corp. 5.875% 2/1/2029[9]	740	705
Chesapeake Energy Corp. 6.75% 4/15/2029[9]	315	313
Chevron Corp. 1.995% 5/11/2027	1,048	960
Chevron Corp. 2.236% 5/11/2030	4,252	3,761
Chevron USA, Inc. 1.018% 8/12/2027	3,856	3,398
Chile (Republic of) 2.75% 1/31/2027	200	189
Chile (Republic of) 4.34% 3/7/2042	715	634
Chile (Republic of) 4.00% 1/31/2052	335	273
Chubb INA Holdings, Inc. 2.85% 12/15/2051	324	229
Cigna Corp. 4.125% 11/15/2025	2,615	2,574
Cigna Corp. 2.375% 3/15/2031	245	207
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	8,832	8,395
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	18,865	18,048
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[1]	26,100	23,194
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	2,520	2,208
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	250	192
Clarivate Science Holdings Corp. 4.875% 7/1/2029[9]	275	249
Clean Harbors, Inc. 5.125% 7/15/2029[9]	200	191
Clean Harbors, Inc. 6.375% 2/1/2031[9]	763	779
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[9]	225	229
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	175	173
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[9]	143	131
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[9]	593	540
CMB International Leasing Management, Ltd. 3.625% 7/3/2029	960	855
CNX Resources Corp. 7.25% 3/14/2027[9]	1,035	1,031
Coca-Cola Company 1.375% 3/15/2031	1,487	1,214
Coca-Cola Company 2.50% 3/15/2051	710	499
Coinbase Global, Inc. 3.375% 10/1/2028[9]	75	46
Coinbase Global, Inc. 3.625% 10/1/2031[9]	390	219
Colombia (Republic of) 8.00% 4/20/2033	290	298
Colombia (Republic of) 7.50% 2/2/2034	5,420	5,338
Colombia (Republic of) 5.00% 6/15/2045	1,676	1,176
Colombia (Republic of) 5.20% 5/15/2049	664	465
Comcast Corp. 3.95% 10/15/2025	4,395	4,347
Comcast Corp. 2.65% 2/1/2030	1,260	1,123
Comcast Corp. 1.95% 1/15/2031	642	535
Comcast Corp. 1.50% 2/15/2031	5,500	4,419
Comcast Corp. 2.80% 1/15/2051	200	135
Commonwealth Bank of Australia 2.688% 3/11/2031[9]	17,875	14,055
CommScope Finance, LLC 8.25% 3/1/2027[9]	300	246
CommScope Technologies, LLC 6.00% 6/15/2025[9]	1,075	1,013
CommScope Technologies, LLC 5.00% 3/15/2027[9]	50	37
CommScope, Inc. 7.125% 7/1/2028[9]	50	37
Compass Diversified Holdings 5.25% 4/15/2029[9]	2,225	1,962
Compass Diversified Holdings 5.00% 1/15/2032[9]	475	386
Capital World Bond Fund — Page 15 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Comstock Resources, Inc. 6.75% 3/1/2029[9]	USD 1,415	$1,296
Comstock Resources, Inc. 5.875% 1/15/2030[9]	340	292
Conagra Brands, Inc. 5.40% 11/1/2048	2,583	2,533
ConocoPhillips 3.80% 3/15/2052	2,275	1,887
Constellation Brands, Inc. 4.35% 5/9/2027	1,305	1,288
Constellation Brands, Inc. 2.875% 5/1/2030	839	736
Constellation Brands, Inc. 2.25% 8/1/2031	1,859	1,528
Constellation Brands, Inc. 4.75% 5/9/2032	813	804
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[11]	2,757	1,632
Consumers Energy Co. 4.625% 5/15/2033	2,925	2,919
Consumers Energy Co. 3.25% 8/15/2046	1,162	871
Consumers Energy Co. 3.10% 8/15/2050	185	134
Consumers Energy Co. 2.65% 8/15/2052	301	200
Continental Resources, Inc. 2.875% 4/1/2032[9]	2,487	1,933
Corebridge Financial, Inc. 3.50% 4/4/2025[9]	157	151
Corebridge Financial, Inc. 3.65% 4/5/2027[9]	548	514
Corebridge Financial, Inc. 3.85% 4/5/2029[9]	746	682
Corebridge Financial, Inc. 3.90% 4/5/2032[9]	5,980	5,183
Corebridge Financial, Inc. 4.35% 4/5/2042[9]	162	134
Corebridge Financial, Inc. 4.40% 4/5/2052[9]	390	306
CoreLogic, Inc. 4.50% 5/1/2028[9]	1,165	885
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.375% 6/4/2029[6,10]	300	224
Corporate Office Properties, LP 2.25% 3/15/2026	1,048	926
Corporate Office Properties, LP 2.00% 1/15/2029	511	398
Corporate Office Properties, LP 2.90% 12/1/2033	1,075	751
Costa Rica (Republic of) 6.125% 2/19/2031[9]	2,480	2,471
Covanta Holding Corp. 4.875% 12/1/2029[9]	145	129
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[1,9]	4,588	4,102
Credit Suisse Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,9]	3,799	3,392
Crescent Energy Finance, LLC 9.25% 2/15/2028[9]	1,153	1,107
Crestwood Midstream Partners, LP 6.00% 2/1/2029[9]	500	477
Crestwood Midstream Partners, LP 8.00% 4/1/2029[9]	400	408
Crestwood Midstream Partners, LP 7.375% 2/1/2031[9]	349	349
CRH America, Inc. 5.125% 5/18/2045[9]	3,000	2,811
Crown Castle International Corp. 2.50% 7/15/2031	1,074	903
Crown Castle, Inc. 5.00% 1/11/2028	2,359	2,379
CSN Resources SA 7.625% 4/17/2026	15,856	15,874
CSX Corp. 4.25% 3/15/2029	3,355	3,317
CSX Corp. 4.10% 11/15/2032	1,825	1,760
CSX Corp. 2.50% 5/15/2051	289	187
Cushman & Wakefield U.S. Borrower, LLC 6.75% 5/15/2028[9]	700	627
CVR Partners, LP 6.125% 6/15/2028[9]	380	337
CVS Health Corp. 3.25% 8/15/2029	1,798	1,645
CVS Health Corp. 5.125% 2/21/2030	3,000	3,042
CVS Health Corp. 5.25% 2/21/2033	1,227	1,253
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[9]	1,600	1,552
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[9]	6,550	6,195
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[9]	191	192
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[9]	1,100	949
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[9]	2,625	2,170
DaimlerChrysler North America Holding Corp. 0.75% 3/1/2024[9]	667	640
Darling Ingredients, Inc. 5.25% 4/15/2027[9]	175	171
Darling Ingredients, Inc. 6.00% 6/15/2030[9]	1,340	1,337
DaVita, Inc. 4.625% 6/1/2030[9]	390	333
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	10,009	8,493
Capital World Bond Fund — Page 16 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]	USD 850	$845
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[1]	1,500	1,392
Development Bank of Mongolia, LLC 7.25% 10/23/2023	16,205	15,800
Diamond Sports Group, LLC 6.625% 8/15/2027[3,9]	1,240	17
Diebold Nixdorf, Inc. 9.375% 7/15/2025[9]	469	240
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 14.75% 6/5/2023[6,10]	38	38
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[6,10]	374	191
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.629% 7/15/2025[6,10]	99	104
DIRECTV Financing, LLC 5.875% 8/15/2027[9]	285	258
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 9.84% 8/2/2027[6,10]	718	693
Discover Financial Services 3.45% 7/27/2026	750	693
Discover Financial Services 6.70% 11/29/2032	200	206
Discovery Communications, Inc. 3.625% 5/15/2030	2,669	2,369
DISH Network Corp. 11.75% 11/15/2027[9]	2,785	2,704
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[1,9]	1,000	1,010
Dominican Republic 5.50% 2/22/2029[9]	2,850	2,691
Dominican Republic 5.875% 1/30/2060	3,720	2,858
Dow Chemical Co. 4.80% 5/15/2049	495	441
Dow Chemical Co. 3.60% 11/15/2050	485	364
DTE Electric Co. 2.625% 3/1/2031	1,033	895
DTE Electric Co. 5.20% 4/1/2033	3,536	3,653
DTE Energy Company 3.00% 3/1/2032	1,000	881
Duke Energy Carolinas, LLC 5.35% 1/15/2053	1,840	1,918
Dun & Bradstreet Corp. 5.00% 12/15/2029[9]	152	132
Eaton Corp. 4.15% 3/15/2033	379	367
Eaton Corp. 4.70% 8/23/2052	291	280
Edison International 4.125% 3/15/2028	4,030	3,831
Edison International 6.95% 11/15/2029	925	1,001
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	475	395
EDP Finance BV 6.30% 10/11/2027[9]	2,730	2,834
Egypt (Arab Republic of) 7.053% 1/15/2032	560	351
Egypt (Arab Republic of) 8.75% 9/30/2051	1,892	1,111
Electricité de France SA 3.625% 10/13/2025[9]	760	741
Electricité de France SA 4.50% 9/21/2028[9]	1,722	1,677
Electricité de France SA 4.875% 9/21/2038[9]	7,267	6,513
Electricité de France SA 4.875% 1/22/2044[9]	325	279
Electricité de France SA 5.00% 9/21/2048[9]	768	669
Elevance Health, Inc. 4.75% 2/15/2033	466	469
Elevance Health, Inc. 5.125% 2/15/2053	206	205
Eli Lilly and Company 3.375% 3/15/2029	583	558
Eli Lilly and Company 4.70% 2/27/2033	1,409	1,445
Eli Lilly and Company 4.875% 2/27/2053	335	347
Eli Lilly and Company 4.95% 2/27/2063	230	237
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[9]	3,595	2,755
Endo DAC 6.00% 6/30/2028[3,9]	625	48
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 4/1/2029[9]	805	596
Enel Finance International SA 3.50% 4/6/2028[9]	5,800	5,340
Energean PLC 6.50% 4/30/2027[9]	650	597
Energy Transfer Partners, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[1]	254	224
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[9]	1,300	1,171
Capital World Bond Fund — Page 17 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[9]	USD 12,035	$10,142
Entegris Escrow Corp. 4.75% 4/15/2029[9]	195	185
Enterprise Products Operating, LLC 5.35% 1/31/2033	2,211	2,293
EQM Midstream Partners, LP 6.50% 7/1/2027[9]	1,200	1,164
EQM Midstream Partners, LP 7.50% 6/1/2030[9]	306	297
EQM Midstream Partners, LP 6.50% 7/15/2048	300	232
EQT Corp. 5.70% 4/1/2028	701	701
Equinix, Inc. 2.15% 7/15/2030	8,862	7,252
Equinix, Inc. 3.00% 7/15/2050	2,889	1,889
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	6,650	4,688
Export-Import Bank of Korea 4.50% 9/15/2032	800	796
Export-Import Bank of Korea 5.125% 1/11/2033	1,830	1,906
Extra Space Storage, LP 5.70% 4/1/2028	433	436
Exxon Mobil Corp. 3.452% 4/15/2051	2,720	2,170
Fair Isaac Corp. 4.00% 6/15/2028[9]	350	325
Fannie Mae Pool #BX0097 4.50% 10/1/2052[7]	1,622	1,599
Fannie Mae Pool #BW9458 4.50% 10/1/2052[7]	367	363
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[6,7]	— [8]	— [8]
Fertitta Entertainment, Inc. 4.625% 1/15/2029[9]	295	259
Fertitta Entertainment, Inc. 6.75% 1/15/2030[9]	425	350
FibraSOMA 4.375% 7/22/2031	7,733	5,718
First Quantum Minerals, Ltd. 6.875% 3/1/2026[9]	787	764
First Quantum Minerals, Ltd. 6.875% 10/15/2027[9]	2,555	2,465
First Student Bidco, Inc. 4.00% 7/31/2029[9]	290	253
FirstEnergy Corp. 3.50% 4/1/2028[9]	1,425	1,339
FirstEnergy Transmission, LLC 4.35% 1/15/2025[9]	5,996	5,918
FirstEnergy Transmission, LLC 2.866% 9/15/2028[9]	3,862	3,489
Five Corners Funding Trust II 2.85% 5/15/2030[9]	3,500	3,009
Five Corners Funding Trust III 5.791% 2/15/2033[9]	500	514
Five Corners Funding Trust IV 5.997% 2/15/2053[9]	500	516
Florida Power & Light Company 2.85% 4/1/2025	1,600	1,552
Florida Power & Light Company 5.10% 4/1/2033	5,143	5,334
Florida Power & Light Company 2.875% 12/4/2051	1,723	1,212
Ford Motor Co. 2.30% 2/10/2025	375	348
Ford Motor Co. 6.10% 8/19/2032	710	689
Ford Motor Credit Company, LLC 4.542% 8/1/2026	685	650
Ford Motor Credit Company, LLC 4.125% 8/17/2027	1,240	1,138
Ford Motor Credit Company, LLC 2.90% 2/16/2028	250	215
Ford Motor Credit Company, LLC 4.00% 11/13/2030	1,020	868
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[7]	27,575	26,731
Frontier Communications Corp. 5.875% 10/15/2027[9]	415	378
Frontier Communications Corp. 5.00% 5/1/2028[9]	432	375
Frontier Communications Corp. 6.75% 5/1/2029[9]	450	357
Frontier Communications Holdings, LLC 5.875% 11/1/2029	875	668
FS Energy and Power Fund 7.50% 8/15/2023[9]	839	838
FXI Holdings, Inc. 12.25% 11/15/2026[9]	1,771	1,576
Gabonese Republic 7.00% 11/24/2031[9]	790	606
Gaci First Investment Co. 5.00% 10/13/2027	2,100	2,131
Gartner, Inc. 3.75% 10/1/2030[9]	343	308
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[9]	600	540
GE Healthcare Holding, LLC 5.65% 11/15/2027[9]	1,150	1,189
GE Healthcare Holding, LLC 5.905% 11/22/2032[9]	1,250	1,332
GE Healthcare Holding, LLC 6.377% 11/22/2052[9]	225	252
General Dynamics Corp. 3.75% 5/15/2028	1,577	1,540
General Dynamics Corp. 3.625% 4/1/2030	871	834
Capital World Bond Fund — Page 18 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 1.50% 6/10/2026	USD 573	$510
General Motors Financial Co. 2.40% 4/10/2028	6,870	6,003
Genesis Energy, LP 8.00% 1/15/2027	1,142	1,130
Genesis Energy, LP 8.875% 4/15/2030	493	500
Georgia (Republic of) 2.75% 4/22/2026[9]	2,535	2,269
Gilead Sciences, Inc. 2.80% 10/1/2050	692	478
Glencore Funding, LLC 1.625% 4/27/2026[9]	12,481	11,304
Glencore Funding, LLC 2.625% 9/23/2031[9]	1,100	904
GoDaddy Operating Co. 5.25% 12/1/2027[9]	275	268
GoDaddy Operating Co. 3.50% 3/1/2029[9]	925	801
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	3,279	2,733
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	3,378	2,745
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	633	544
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	587	421
Government National Mortgage Assn. 5.00% 4/1/2053[7,12]	14,670	14,689
Government National Mortgage Assn. 5.00% 5/1/2053[7,12]	23,150	23,159
Gray Television, Inc. 7.00% 5/15/2027[9]	290	243
Grifols Escrow Issuer SA 4.75% 10/15/2028[9]	200	164
Group 1 Automotive, Inc. 4.00% 8/15/2028[9]	340	300
Groupe BPCE SA 5.70% 10/22/2023[9]	850	844
Groupe BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,9]	7,500	6,578
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[9]	2,300	2,041
Hanesbrands, Inc. 4.875% 5/15/2026[9]	130	123
Hanesbrands, Inc. 9.00% 2/15/2031[9]	330	338
Hanesbrands, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.75%) 8.557% 3/8/2030[6,10]	362	361
Harbour Energy PLC 5.50% 10/15/2026[9]	480	421
Harvest Midstream I, LP 7.50% 9/1/2028[9]	587	586
HealthEquity, Inc. 4.50% 10/1/2029[9]	685	609
Hess Midstream Operations, LP 4.25% 2/15/2030[9]	110	98
Hess Midstream Operations, LP 5.50% 10/15/2030[9]	190	177
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.454% 3/15/2029[6,10]	349	315
Hightower Holding, LLC 6.75% 4/15/2029[9]	830	707
Hilcorp Energy I, LP 5.75% 2/1/2029[9]	410	378
Hilcorp Energy I, LP 6.00% 4/15/2030[9]	660	609
Hilcorp Energy I, LP 6.25% 4/15/2032[9]	70	65
Hilton Worldwide Holdings, Inc. 5.375% 5/1/2025[9]	350	350
Hilton Worldwide Holdings, Inc. 4.875% 1/15/2030	190	182
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[9]	885	776
Home Depot, Inc. 2.95% 6/15/2029	2,346	2,169
Home Depot, Inc. 4.50% 12/6/2048	675	636
Honduras (Republic of) 6.25% 1/19/2027	19,787	17,703
Honduras (Republic of) 5.625% 6/24/2030	7,784	6,177
Honduras (Republic of) 5.625% 6/24/2030[9]	2,623	2,082
Honeywell International, Inc. 2.30% 8/15/2024	700	680
Honeywell International, Inc. 4.95% 2/15/2028	500	517
Honeywell International, Inc. 5.00% 2/15/2033	2,000	2,109
Howard Hughes Corp. 5.375% 8/1/2028[9]	1,022	932
Howard Hughes Corp. 4.125% 2/1/2029[9]	215	182
Howard Hughes Corp. 4.375% 2/1/2031[9]	165	133
Howard Midstream Energy Partners, LLC 6.75% 1/15/2027[9]	65	61
Howmet Aerospace, Inc. 5.95% 2/1/2037	615	620
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[1]	1,371	1,210
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	21,000	20,371
HSBC Holdings PLC 4.95% 3/31/2030	2,300	2,259
Capital World Bond Fund — Page 19 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	USD 3,229	$2,916
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	1,229	998
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[1]	2,500	2,473
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[1]	2,649	2,969
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[1]	3,000	3,139
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	2,936	3,108
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 6.079% 7/3/2023[6]	1,272	1,266
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	5,137	4,155
Huarong Finance 2019 Co., Ltd. 3.75% 5/29/2024	750	698
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.178% 2/24/2025[6]	1,334	1,198
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029	4,332	3,141
Huarong Finance 2019 Co., Ltd. 3.875% 11/13/2029	1,520	1,056
Huarong Finance 2019 Co., Ltd. 3.375% 2/24/2030	1,496	1,019
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	3,287	3,035
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	3,769	3,270
Huarong Finance II Co., Ltd. 4.625% 6/3/2026	2,469	2,071
Huarong Finance II Co., Ltd. 4.875% 11/22/2026	3,058	2,537
HUB International, Ltd. 7.00% 5/1/2026[9]	1,955	1,923
Humana, Inc. 3.70% 3/23/2029	582	548
Hungary (Republic of) 6.125% 5/22/2028[9]	970	996
Hungary (Republic of) 6.25% 9/22/2032[9]	760	777
Hyundai Capital America 0.875% 6/14/2024[9]	8,710	8,250
Hyundai Capital America 1.80% 10/15/2025[9]	666	611
Hyundai Capital America 1.50% 6/15/2026[9]	6,775	6,026
Hyundai Capital America 5.60% 3/30/2028[9]	11,600	11,628
Hyundai Capital America 2.00% 6/15/2028[9]	4,375	3,704
Imperial Tobacco Finance PLC 6.125% 7/27/2027[9]	1,285	1,320
Indonesia (Republic of) 4.65% 9/20/2032	1,350	1,347
Ingles Markets, Inc. 4.00% 6/15/2031[9]	545	474
Intel Corp. 4.875% 2/10/2028	764	777
Intel Corp. 5.125% 2/10/2030	1,200	1,223
Intel Corp. 5.20% 2/10/2033	1,110	1,131
Intercontinental Exchange, Inc. 4.00% 9/15/2027	15,260	15,091
Intercontinental Exchange, Inc. 4.35% 6/15/2029	3,950	3,901
Intercontinental Exchange, Inc. 4.60% 3/15/2033	2,345	2,330
Intercontinental Exchange, Inc. 2.65% 9/15/2040	950	690
Intercontinental Exchange, Inc. 3.00% 6/15/2050	1,006	708
Intercontinental Exchange, Inc. 4.95% 6/15/2052	1,282	1,251
Intercontinental Exchange, Inc. 3.00% 9/15/2060	364	240
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[9]	2,000	1,791
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[9]	853	725
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[9]	3,740	3,004
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[9]	1,000	713
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[9]	2,000	1,362
International Game Technology PLC 4.125% 4/15/2026[9]	700	676
Interstate Power and Light Co. 2.30% 6/1/2030	4,150	3,479
Intesa Sanpaolo SpA 3.25% 9/23/2024[9]	7,125	6,848
Intesa Sanpaolo SpA 7.00% 11/21/2025[9]	1,375	1,400
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,9]	1,250	1,326
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	754	633
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,220	937
Invitation Homes Operating Partnership, LP 2.70% 1/15/2034	814	624
Iqvia, Inc. 5.00% 5/15/2027[9]	630	620
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[9]	310	267
Capital World Bond Fund — Page 20 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Iron Mountain, Inc. 5.25% 7/15/2030[9]	USD 1,187	$1,071
Iron Mountain, Inc. 4.50% 2/15/2031[9]	220	189
Israel (State of) 2.875% 3/16/2026	726	691
Israel (State of) 2.50% 1/15/2030	16,570	14,845
Israel (State of) 4.50% 1/17/2033	400	400
Jacobs Entertainment, Inc. 6.75% 2/15/2029[9]	495	433
Japan Bank for International Cooperation 4.25% 1/26/2026	1,704	1,706
Johnson & Johnson 0.95% 9/1/2027	1,082	958
Johnson & Johnson 1.30% 9/1/2030	3,265	2,735
Johnson & Johnson 2.10% 9/1/2040	1,000	726
Johnson & Johnson 2.25% 9/1/2050	2,426	1,638
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	6,109	5,493
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	15,010	14,595
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	1,845	1,835
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	4,498	3,305
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	3,740	3,294
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,9]	525	529
Keb Hana Bank 3.25% 3/30/2027[9]	11,290	10,741
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	695	553
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030	1,575	1,164
Kimberly-Clark Corp. 3.10% 3/26/2030	668	619
Kinder Morgan, Inc. 3.60% 2/15/2051	6,560	4,658
Korea Development Bank 4.375% 2/15/2028	13,620	13,627
Korea Development Bank 4.25% 9/8/2032	690	679
Korea Development Bank 4.375% 2/15/2033	12,300	12,134
Korea Electric Power Corp. 4.00% 6/14/2027[9]	700	688
Korea Housing Finance Corp. 4.625% 2/24/2028[9]	1,270	1,271
Korea National Oil Corp. 4.875% 4/3/2028[9]	200	201
Korea National Oil Corp. 2.625% 4/18/2032	500	423
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[9]	490	449
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[9]	1,450	1,266
LABL Escrow Issuer, LLC 10.50% 7/15/2027[9]	775	718
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[7,9]	1,534	1,532
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[7,9]	4,004	4,005
Lamar Media Corp. 3.75% 2/15/2028	840	778
Lamar Media Corp. 3.625% 1/15/2031	1,000	861
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[9]	710	650
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[9]	400	363
LCM Investments Holdings II, LLC 4.875% 5/1/2029[9]	1,427	1,195
Lenovo Group, Ltd. 6.536% 7/27/2032	400	407
Levi Strauss & Co. 3.50% 3/1/2031[9]	760	649
Linde, Inc. 4.70% 12/5/2025	2,000	2,012
Lithia Motors, Inc. 4.625% 12/15/2027[9]	750	698
Lithia Motors, Inc. 3.875% 6/1/2029[9]	320	277
Live Nation Entertainment, Inc. 4.75% 10/15/2027[9]	820	759
Lloyds Banking Group PLC 3.75% 1/11/2027	2,827	2,646
Lockheed Martin Corp. 5.10% 11/15/2027	985	1,024
Lockheed Martin Corp. 5.25% 1/15/2033	2,021	2,160
Lockheed Martin Corp. 5.70% 11/15/2054	1,154	1,317
LPL Holdings, Inc. 4.625% 11/15/2027[9]	2,095	1,982
LPL Holdings, Inc. 4.00% 3/15/2029[9]	1,150	1,036
LSB Industries, Inc. 6.25% 10/15/2028[9]	1,080	962
LSC Communications, Inc. 8.75% 10/15/2023[3,4,9]	2,502	8
Capital World Bond Fund — Page 21 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Mallinckrodt PLC 10.00% 4/15/2025[9]	USD 290	$247
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	370	365
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	160	159
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	351	297
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	711	589
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	600	409
Marsh & McLennan Companies, Inc. 5.45% 3/15/2053	663	684
Masco Corp. 1.50% 2/15/2028	533	454
Masco Corp. 2.00% 2/15/2031	400	321
Mastercard, Inc. 4.875% 3/9/2028	522	539
Mastercard, Inc. 1.90% 3/15/2031	1,653	1,407
Mastercard, Inc. 2.00% 11/18/2031	4,527	3,825
Mastercard, Inc. 4.85% 3/9/2033	1,325	1,377
Mastercard, Inc. 2.95% 3/15/2051	772	582
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[9]	377	377
McDonald’s Corp. 4.60% 9/9/2032	1,415	1,433
McDonald’s Corp. 5.15% 9/9/2052	520	530
Medline Borrower, LP, Term Loan, (3-month USD-LIBOR + 3.25%) 8.09% 10/23/2028[6,10]	349	341
Meituan Dianping 3.05% 10/28/2030[9]	565	453
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[9]	333	336
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[9]	150	152
Merck & Co., Inc. 1.45% 6/24/2030	4,500	3,722
Methanex Corp. 5.125% 10/15/2027	500	472
Methanex Corp. 5.25% 12/15/2029	1,095	1,025
MetLife, Inc. 5.00% 7/15/2052	230	216
Metropolitan Life Global Funding I 0.95% 7/2/2025[9]	666	614
Metropolitan Life Global Funding I 3.45% 12/18/2026[9]	2,310	2,191
Metropolitan Life Global Funding I 1.875% 1/11/2027[9]	1,500	1,342
Metropolitan Life Global Funding I 5.05% 1/6/2028[9]	500	507
Metropolitan Life Global Funding I 4.30% 8/25/2029[9]	1,000	973
Metropolitan Life Global Funding I 1.55% 1/7/2031[9]	571	457
Metropolitan Life Global Funding I 5.15% 3/28/2033[9]	400	404
Mexico City Airport Trust 4.25% 10/31/2026	1,278	1,228
Mexico City Airport Trust 3.875% 4/30/2028	1,672	1,548
Mexico City Airport Trust 5.50% 10/31/2046	2,675	2,062
Mexico City Airport Trust 5.50% 7/31/2047[9]	287	221
MGM Resorts International 5.50% 4/15/2027	560	544
Microsoft Corp. 2.40% 8/8/2026	3,000	2,857
Microsoft Corp. 3.30% 2/6/2027	4,725	4,638
Midas OpCo Holdings, LLC 5.625% 8/15/2029[9]	285	250
Mileage Plus Holdings, LLC 6.50% 6/20/2027[9]	1,152	1,149
Minejesa Capital BV 5.625% 8/10/2037[9]	300	235
Mineral Resources, Ltd. 8.00% 11/1/2027[9]	1,000	1,030
Mineral Resources, Ltd. 8.50% 5/1/2030[9]	385	396
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[9]	10,569	10,001
Mohegan Gaming & Entertainment 8.00% 2/1/2026[9]	30	27
Molina Healthcare, Inc. 4.375% 6/15/2028[9]	625	582
Molina Healthcare, Inc. 3.875% 11/15/2030[9]	460	402
Mongolia (State of) 8.75% 3/9/2024	221	222
Mongolia (State of) 5.125% 4/7/2026	700	621
Mongolia (State of) 3.50% 7/7/2027	200	160
Mongolia (State of) 8.65% 1/19/2028[9]	282	278
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	14,750	13,159
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	10,772	9,662
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[1]	2,575	2,597
Capital World Bond Fund — Page 22 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[1]	USD 580	$570
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[1]	2,881	3,149
Morgan Stanley 5.948% 1/19/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.43% on 1/19/2033)[1]	1,583	1,576
Movida Europe SA 5.25% 2/8/2031[9]	4,770	3,474
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[1]	1,650	1,193
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[9]	1,435	1,246
MSCI, Inc. 3.625% 9/1/2030[9]	100	87
MSCI, Inc. 3.875% 2/15/2031[9]	1,080	962
MSCI, Inc. 3.625% 11/1/2031[9]	2,315	1,985
MSCI, Inc. 3.25% 8/15/2033[9]	200	164
Muenchener Rueckversicherungs-Gesellschaft AG 5.875% 5/23/2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,9]	3,000	2,982
Murphy Oil Corp. 5.625% 5/1/2027	75	73
Murphy Oil USA, Inc. 3.75% 2/15/2031[9]	750	633
Nabors Industries, Inc. 7.375% 5/15/2027[9]	700	686
National Australia Bank, Ltd. 4.944% 1/12/2028	6,003	6,082
National Financial Partners Corp. 6.875% 8/15/2028[9]	748	643
National Grid PLC 3.15% 8/1/2027[9]	1,105	1,017
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[1]	5,000	5,186
Navient Corp. 5.00% 3/15/2027	380	335
Navient Corp. 4.875% 3/15/2028	1,050	884
NBM US Holdings, Inc. 7.00% 5/14/2026[2]	9,816	9,753
NCL Corp., Ltd. 5.875% 2/15/2027[9]	575	537
NCR Corp. 6.125% 9/1/2029[9]	450	444
NCR Corp. 5.25% 10/1/2030[9]	172	141
Nederlandse Waterschapsbank NV 4.875% 2/24/2025[9]	9,671	9,750
Neiman Marcus Group, LLC 7.125% 4/1/2026[9]	540	507
Nestlé Holdings, Inc. 0.625% 1/15/2026[9]	5,579	5,058
Nestlé Holdings, Inc. 1.15% 1/14/2027[9]	2,500	2,227
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 8.909% 10/1/2026[6,10]	992	984
Netflix, Inc. 4.875% 4/15/2028	1,957	1,949
Netflix, Inc. 5.875% 11/15/2028	2,750	2,897
Netflix, Inc. 5.375% 11/15/2029[9]	1,918	1,950
Netflix, Inc. 4.875% 6/15/2030[9]	1,309	1,305
New Fortress Energy, Inc. 6.75% 9/15/2025[9]	970	935
New Fortress Energy, Inc. 6.50% 9/30/2026[9]	1,870	1,722
New York Life Global Funding 0.95% 6/24/2025[9]	842	776
New York Life Global Funding 0.85% 1/15/2026[9]	750	676
New York Life Global Funding 1.20% 8/7/2030[9]	11,702	9,229
New York Life Global Funding 4.55% 1/28/2033[9]	295	292
New York State Electric & Gas Corp. 3.25% 12/1/2026[9]	2,715	2,593
Newcrest Finance Pty, Ltd. 3.25% 5/13/2030[9]	2,143	1,896
News Corp. 3.875% 5/15/2029[9]	743	661
Nexstar Broadcasting, Inc. 4.75% 11/1/2028[9]	1,117	995
NextEra Energy Capital Holdings, Inc. 1.90% 6/15/2028	6,375	5,602
NGL Energy Operating, LLC 7.50% 2/1/2026[9]	1,955	1,888
Nigeria (Republic of) 8.375% 3/24/2029[9]	1,025	847
Nigeria (Republic of) 8.25% 9/28/2051	700	466
NIKE, Inc. 3.375% 3/27/2050	1,680	1,387
Nordea Bank AB 3.60% 6/6/2025[9]	4,575	4,418
Norfolk Southern Corp. 3.05% 5/15/2050	816	567
Norfolk Southern Corp. 4.55% 6/1/2053	474	427
Capital World Bond Fund — Page 23 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Northern Oil and Gas, Inc. 8.125% 3/1/2028[9]	USD 1,035	$1,028
Northern States Power Co. 2.60% 6/1/2051	937	624
Northern States Power Co. 4.50% 6/1/2052	262	242
Northrop Grumman Corp. 3.25% 1/15/2028	2,590	2,462
Northrop Grumman Corp. 4.70% 3/15/2033	1,940	1,961
Northrop Grumman Corp. 4.95% 3/15/2053	847	846
Novartis Capital Corp. 2.20% 8/14/2030	4,000	3,507
Novelis Corp. 4.75% 1/30/2030[9]	290	267
Novelis Corp. 3.875% 8/15/2031[9]	230	194
NuStar Logistics, LP 5.625% 4/28/2027	630	597
Nutrien, Ltd. 5.95% 11/7/2025	277	285
Nutrien, Ltd. 4.90% 3/27/2028	573	573
Nutrien, Ltd. 5.80% 3/27/2053	206	212
Oasis Petroleum, Inc. 6.375% 6/1/2026[9]	680	674
Occidental Petroleum Corp. 6.375% 9/1/2028	1,565	1,622
Occidental Petroleum Corp. 8.875% 7/15/2030	150	175
Occidental Petroleum Corp. 6.625% 9/1/2030	765	806
Occidental Petroleum Corp. 6.125% 1/1/2031	495	514
Occidental Petroleum Corp. 6.45% 9/15/2036	245	258
Occidental Petroleum Corp. 6.20% 3/15/2040	40	40
Occidental Petroleum Corp. 6.60% 3/15/2046	85	89
OCI NV 6.70% 3/16/2033[9]	699	698
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	7,560	5,680
Oleoducto Central SA 4.00% 7/14/2027[9]	15,275	13,077
Oleoducto Central SA 4.00% 7/14/2027	3,352	2,870
Oman (Sultanate of) 6.25% 1/25/2031[9]	3,400	3,468
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032	1,875	1,867
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051	3,223	2,187
Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.407% 1/31/2030[6,10]	1,000	998
Option Care Health, Inc. 4.375% 10/31/2029[9]	150	133
Oracle Corp. 3.25% 11/15/2027	4	4
Oracle Corp. 3.60% 4/1/2050	2,475	1,758
Oracle Corp. 3.95% 3/25/2051	1,846	1,392
Owens & Minor, Inc. 6.625% 4/1/2030[9]	400	344
Oxford Finance, LLC 6.375% 2/1/2027[9]	225	211
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,800	1,571
Pacific Gas and Electric Co. 3.00% 6/15/2028	15,640	13,898
Pacific Gas and Electric Co. 4.65% 8/1/2028	11,414	10,750
Pacific Gas and Electric Co. 4.55% 7/1/2030	3,834	3,595
Pacific Gas and Electric Co. 2.50% 2/1/2031	6,692	5,427
Pacific Gas and Electric Co. 3.25% 6/1/2031	7,148	6,064
Pacific Gas and Electric Co. 3.30% 8/1/2040	19,800	14,075
Pacific Gas and Electric Co. 3.50% 8/1/2050	2,594	1,716
Panama (Republic of) 3.75% 4/17/2026	411	390
Panama (Republic of) 6.40% 2/14/2035	6,000	6,270
Panama (Republic of) 6.853% 3/28/2054	200	206
Panama (Republic of) 4.50% 4/1/2056	1,139	851
Panama (Republic of) 3.87% 7/23/2060	1,160	763
Panama (Republic of) 4.50% 1/19/2063	470	340
Panther BF Aggregator 2, LP 8.50% 5/15/2027[9]	210	211
Park Intermediate Holdings, LLC 4.875% 5/15/2029[9]	320	276
Parker-Hannifin Corp. 3.25% 6/14/2029	70	65
Party City Holdings, Inc. 8.75% 2/15/2026[3,9]	556	84
Capital World Bond Fund — Page 24 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Party City Holdings, Inc., Term Loan DIP, 14.55% 6/18/2023[6,10]	USD 96	$100
Patterson-UTI Energy, Inc. 5.15% 11/15/2029	45	42
PayPal Holdings, Inc. 2.30% 6/1/2030	3,095	2,652
PayPal Holdings, Inc. 3.25% 6/1/2050	196	143
PepsiCo, Inc. 1.95% 10/21/2031	1,162	982
PepsiCo, Inc. 3.625% 3/19/2050	264	230
PepsiCo, Inc. 2.75% 10/21/2051	586	431
Performance Food Group, Inc. 5.50% 10/15/2027[9]	395	387
Performance Food Group, Inc. 4.25% 8/1/2029[9]	340	306
Petrobras Global Finance Co. 6.75% 6/3/2050	176	156
Petrobras Global Finance Co. 5.50% 6/10/2051	124	96
Petróleos Mexicanos 4.625% 9/21/2023	271	269
Petróleos Mexicanos 4.875% 1/18/2024	11,131	10,989
Petróleos Mexicanos 4.25% 1/15/2025	160	152
Petróleos Mexicanos 6.875% 10/16/2025	4,006	3,966
Petróleos Mexicanos 6.875% 8/4/2026	9,350	8,885
Petróleos Mexicanos 6.50% 3/13/2027	3,740	3,402
Petróleos Mexicanos 6.50% 1/23/2029	380	327
Petróleos Mexicanos 8.75% 6/2/2029	1,251	1,164
Petróleos Mexicanos 5.95% 1/28/2031	1,554	1,190
PETRONAS Capital, Ltd. 3.50% 4/21/2030[9]	665	621
PETRONAS Capital, Ltd. 4.55% 4/21/2050[9]	2,540	2,355
PetSmart, Inc. 4.75% 2/15/2028[9]	1,000	940
PetSmart, Inc. 7.75% 2/15/2029[9]	750	737
PG&E Corp. 5.00% 7/1/2028	1,895	1,791
PG&E Corp. 5.25% 7/1/2030	320	297
Philip Morris International, Inc. 5.125% 11/17/2027	2,143	2,194
Philip Morris International, Inc. 5.625% 11/17/2029	2,577	2,694
Philip Morris International, Inc. 2.10% 5/1/2030	3,783	3,146
Philip Morris International, Inc. 1.75% 11/1/2030	503	405
Philip Morris International, Inc. 5.75% 11/17/2032	9,986	10,487
Philip Morris International, Inc. 5.375% 2/15/2033	800	818
Philippines (Republic of) 6.375% 1/15/2032	2,190	2,444
Philippines (Republic of) 6.375% 10/23/2034	2,320	2,610
Picard Midco, Inc. 6.50% 3/31/2029[9]	1,500	1,328
Plains All American Pipeline, LP 3.80% 9/15/2030	1,797	1,603
PLDT, Inc. 2.50% 1/23/2031	580	468
PLDT, Inc. 3.45% 6/23/2050	400	270
PM General Purchaser, LLC 9.50% 10/1/2028[9]	365	335
PNC Financial Services Group, Inc. 5.068% 1/24/2034 (USD-SOFR + 1.933% on 1/24/2033)[1]	990	977
Poland (Republic of) 4.875% 10/4/2033	2,220	2,213
POSCO 5.75% 1/17/2028[9]	305	315
Post Holdings, Inc. 5.625% 1/15/2028[9]	1,330	1,305
Post Holdings, Inc. 5.50% 12/15/2029[9]	490	462
Post Holdings, Inc. 4.625% 4/15/2030[9]	535	480
Power Financial Corp., Ltd. 3.35% 5/16/2031	6,950	5,743
Praxair, Inc. 2.00% 8/10/2050	412	245
Procter & Gamble Company 0.55% 10/29/2025	1,792	1,643
Procter & Gamble Company 1.00% 4/23/2026	338	309
Procter & Gamble Company 3.95% 1/26/2028	3,062	3,078
Procter & Gamble Company 1.20% 10/29/2030	1,685	1,378
Prologis, LP 4.75% 6/15/2033	1,162	1,156
Prologis, LP 5.25% 6/15/2053	74	74
Prudential Financial, Inc. 3.905% 12/7/2047	250	199
PT Indofood CBP Sukses Makmur Tbk 3.398% 6/9/2031	580	484
Capital World Bond Fund — Page 25 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
PT Indonesia Asahan Aluminium Tbk 6.53% 11/15/2028[9]	USD 1,030	$1,075
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/2030[9]	6,360	6,247
PTT Exploration and Production PCL 2.587% 6/10/2027[9]	1,460	1,331
Public Service Company of Colorado 1.875% 6/15/2031	2,332	1,907
Qatar (State of) 4.00% 3/14/2029[9]	1,661	1,653
Qatar (State of) 4.00% 3/14/2029	675	672
Qatar (State of) 4.40% 4/16/2050[9]	2,145	1,990
Qatar Energy 2.25% 7/12/2031[9]	932	793
Qatar Energy 3.125% 7/12/2041[9]	16,587	12,990
Qatar Energy 3.30% 7/12/2051[9]	2,132	1,594
Radiology Partners, Inc. 9.25% 2/1/2028[9]	1,414	783
Radiology Partners, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 8.885% 7/9/2025[6,10]	70	57
Rakuten Group, Inc. 10.25% 11/30/2024[9]	350	333
Range Resources Corp. 8.25% 1/15/2029	135	142
Range Resources Corp. 4.75% 2/15/2030[9]	1,195	1,091
Raptor Acquisition Corp. 4.875% 11/1/2026[9]	650	605
Raytheon Technologies Corp. 1.90% 9/1/2031	1,430	1,168
Raytheon Technologies Corp. 2.375% 3/15/2032	500	421
Raytheon Technologies Corp. 5.15% 2/27/2033	987	1,028
Raytheon Technologies Corp. 2.82% 9/1/2051	750	521
Raytheon Technologies Corp. 3.03% 3/15/2052	500	363
Regal Rexnord Corp. 6.40% 4/15/2033[9]	875	877
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	7,373	5,970
Rio Tinto Finance (USA) PLC 5.00% 3/9/2033	700	720
Rio Tinto Finance (USA) PLC 5.125% 3/9/2053	800	825
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[9]	242	250
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[9]	1,288	1,351
RLJ Lodging Trust, LP 4.00% 9/15/2029[9]	180	151
Roche Holdings, Inc. 1.93% 12/13/2028[9]	3,000	2,644
Roche Holdings, Inc. 2.076% 12/13/2031[9]	6,500	5,491
Romania 7.625% 1/17/2053[9]	346	371
Royal Bank of Canada 5.00% 2/1/2033	7,583	7,680
Royal Bank of Scotland PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	8,625	8,106
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[9]	300	268
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	650	532
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[9]	475	420
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[9]	1,139	1,211
RP Escrow Issuer, LLC 5.25% 12/15/2025[9]	1,025	778
Russian Federation 4.25% 6/23/2027[3,4]	8,800	528
Russian Federation 4.375% 3/21/2029[3,4]	19,400	1,164
Russian Federation 5.10% 3/28/2035[3,4]	1,800	108
Russian Federation 5.25% 6/23/2047[3,4]	1,000	60
Ryan Specialty Group, LLC 4.375% 2/1/2030[9]	305	267
Sabre GLBL, Inc. 11.25% 12/15/2027[9]	490	457
salesforce.com, inc. 1.95% 7/15/2031	875	733
salesforce.com, inc. 2.70% 7/15/2041	375	282
salesforce.com, inc. 2.90% 7/15/2051	600	426
Sands China, Ltd. 2.80% 3/8/2027[1]	600	515
Santander Holdings USA, Inc. 3.244% 10/5/2026	14,395	13,057
Saskatchewan (Province of) 3.25% 6/8/2027	1,073	1,045
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	1,700	1,638
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	2,800	2,697
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[9]	1,850	1,870
Scientific Games Corp. 8.625% 7/1/2025[9]	330	338
Scientific Games Corp. 7.00% 5/15/2028[9]	310	307
Capital World Bond Fund — Page 26 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Scientific Games Holdings, LP 6.625% 3/1/2030[9]	USD 921	$815
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[9]	280	250
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[9]	560	464
Scotts Miracle-Gro Co. 4.50% 10/15/2029	720	620
Scotts Miracle-Gro Co. 4.375% 2/1/2032	345	278
Sealed Air Corp. 6.125% 2/1/2028[9]	53	54
Sealed Air Corp. 5.00% 4/15/2029[9]	300	282
Senegal (Republic of) 6.75% 3/13/2048	1,100	766
Sensata Technologies Holding BV 4.00% 4/15/2029[9]	620	561
Serbia (Republic of) 6.25% 5/26/2028[9]	3,300	3,341
Serbia (Republic of) 6.50% 9/26/2033[9]	1,378	1,372
ServiceNow, Inc. 1.40% 9/1/2030	10,473	8,442
Sharjah (Emirate of) 6.50% 11/23/2032[9]	425	434
Shell International Finance BV 3.50% 11/13/2023	6,611	6,555
Shell International Finance BV 3.00% 11/26/2051	890	642
Sherwin-Williams Company 3.45% 6/1/2027	892	854
Sherwin-Williams Company 2.95% 8/15/2029	500	449
Sherwin-Williams Company 2.30% 5/15/2030	849	721
Sherwin-Williams Company 2.20% 3/15/2032	750	605
Sherwin-Williams Company 4.50% 6/1/2047	500	442
Sherwin-Williams Company 3.30% 5/15/2050	750	531
Sherwin-Williams Company 2.90% 3/15/2052	250	161
Siam Commercial Bank Public Co., Ltd. 3.90% 2/11/2024	1,210	1,199
Simmons Foods, Inc. 4.625% 3/1/2029[9]	882	718
Singapore Airlines, Ltd. 3.375% 1/19/2029	18,520	17,187
Sinopec Group Overseas Development (2018), Ltd. 2.30% 1/8/2031[9]	500	431
Sirius XM Radio, Inc. 3.125% 9/1/2026[9]	825	745
Sirius XM Radio, Inc. 4.00% 7/15/2028[9]	1,350	1,161
Sirius XM Radio, Inc. 4.125% 7/1/2030[9]	450	368
Sirius XM Radio, Inc. 3.875% 9/1/2031[9]	1,480	1,152
SK hynix, Inc. 1.50% 1/19/2026[9]	752	669
SK hynix, Inc. 6.375% 1/17/2028[9]	200	201
SK hynix, Inc. 2.375% 1/19/2031[9]	694	520
SM Energy Co. 5.625% 6/1/2025	350	340
SM Energy Co. 6.50% 7/15/2028	135	129
Sonic Automotive, Inc. 4.625% 11/15/2029[9]	350	294
Sonic Automotive, Inc. 4.875% 11/15/2031[9]	360	291
South32 Treasury, Ltd. 4.35% 4/14/2032[9]	945	844
Southern California Edison Co. 4.70% 6/1/2027	228	229
Southern California Edison Co. 5.85% 11/1/2027	1,000	1,054
Southern California Edison Co. 5.30% 3/1/2028	3,175	3,257
Southern California Edison Co. 2.85% 8/1/2029	1,100	985
Southern California Edison Co. 2.95% 2/1/2051	3,069	2,072
Southern California Edison Co. 3.65% 6/1/2051	3,310	2,537
Southwestern Electric Power Co. 3.25% 11/1/2051	1,630	1,137
Southwestern Energy Co. 5.70% 1/23/2025[1]	350	351
Southwestern Energy Co. 8.375% 9/15/2028	202	213
Southwestern Energy Co. 5.375% 3/15/2030	870	819
Southwestern Energy Co. 4.75% 2/1/2032	600	531
Spirit AeroSystems, Inc. 4.60% 6/15/2028	105	89
Spirit AeroSystems, Inc. 9.375% 11/30/2029[9]	1,636	1,787
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[3]	10,896	3,923
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[3,9]	214	77
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[3]	1,075	398
State Grid Overseas Investment, Ltd. 3.50% 5/4/2027[9]	500	486
Capital World Bond Fund — Page 27 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[1]	USD 575	$572
Statoil ASA 3.25% 11/10/2024	1,050	1,031
STE Transcore Holdings, Inc. 3.75% 5/5/2032[2]	300	282
Stellantis Finance US, Inc. 1.711% 1/29/2027[9]	4,000	3,541
Stellantis Finance US, Inc. 5.625% 1/12/2028[9]	5,110	5,232
Stellantis Finance US, Inc. 2.691% 9/15/2031[9]	3,483	2,816
Stellantis Finance US, Inc. 6.375% 9/12/2032[9]	4,634	4,864
Stericycle, Inc. 3.875% 1/15/2029[9]	295	258
Summit Digitel Infrastructure Private, Ltd. 2.875% 8/12/2031[9]	1,035	809
Sun Communities Operating, LP 2.70% 7/15/2031	1,760	1,426
Sunoco, LP 4.50% 5/15/2029	1,550	1,425
Sunoco, LP 4.50% 4/30/2030	160	145
Surgery Center Holdings 10.00% 4/15/2027[9]	325	332
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]	3,070	198
Swedish Export Credit Corp. 4.375% 2/13/2026	1,616	1,629
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,9]	5,600	5,271
Talen Energy Corp. 7.25% 5/15/2027[9]	675	694
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.506% 11/13/2023[6,10]	545	549
Target Corp. 4.80% 1/15/2053	1,360	1,337
Tencent Holdings, Ltd. 1.81% 1/26/2026	600	551
Tencent Holdings, Ltd. 3.975% 4/11/2029	250	238
Tencent Holdings, Ltd. 2.39% 6/3/2030[9]	300	254
Tencent Holdings, Ltd. 3.68% 4/22/2041	2,035	1,558
Tencent Holdings, Ltd. 3.24% 6/3/2050[9]	9,220	6,066
Tencent Holdings, Ltd. 3.24% 6/3/2050	1,965	1,293
Tencent Holdings, Ltd. 3.84% 4/22/2051	3,782	2,754
Tenet Healthcare Corp. 4.625% 6/15/2028	350	323
Tenet Healthcare Corp. 6.125% 10/1/2028	175	168
Tennessee Valley Authority 3.875% 3/15/2028	1,527	1,529
Teva Pharmaceutical Finance Co. BV 2.80% 7/21/2023	171	169
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	273	273
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	19,115	17,318
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027	960	897
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029	690	626
Teva Pharmaceutical Finance Co. BV 8.125% 9/15/2031	661	695
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	655	437
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	10,005	7,516
The Allstate Corp. 5.25% 3/30/2033	569	576
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	6,320	6,473
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032	328	341
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.498% 9/29/2028[6,10]	1,535	1,395
T-Mobile US, Inc. 1.50% 2/15/2026	9,025	8,249
T-Mobile US, Inc. 2.05% 2/15/2028	1,275	1,132
T-Mobile US, Inc. 3.875% 4/15/2030	1,064	999
T-Mobile US, Inc. 2.55% 2/15/2031	7,889	6,690
T-Mobile US, Inc. 3.00% 2/15/2041	1,376	1,021
T-Mobile US, Inc. 3.40% 10/15/2052	650	469
TNB Global Ventures Capital Bhd. 3.244% 10/19/2026	700	659
Toronto-Dominion Bank 5.156% 1/10/2028	8,701	8,797
Toyota Motor Credit Corp. 1.90% 4/6/2028	1,067	950
Capital World Bond Fund — Page 28 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 3.375% 4/1/2030	USD 2,412	$2,272
TransCanada PipeLines, Ltd. 4.10% 4/15/2030	2,619	2,458
TransDigm, Inc. 6.25% 3/15/2026[9]	500	501
TransDigm, Inc. 5.50% 11/15/2027	560	529
TransDigm, Inc. 6.75% 8/15/2028[9]	710	718
TransDigm, Inc. 4.875% 5/1/2029	500	443
Transocean Poseidon, Ltd. 6.875% 2/1/2027[9]	299	293
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[9]	1,217	1,254
Transocean, Inc. 8.75% 2/15/2030[9]	245	250
Transocean, Inc. 6.80% 3/15/2038	750	520
Travelers Companies, Inc. 4.10% 3/4/2049	400	347
Treehouse Park Improvement Assn. No.1 - Anleihen 9.75% 12/1/2033[4,9]	800	708
Triumph Group, Inc. 7.75% 8/15/2025	225	207
Triumph Group, Inc. 9.00% 3/15/2028[9]	627	628
Turkey (Republic of) 6.00% 1/14/2041	2,500	1,892
U.S. Treasury 6.25% 8/15/2023	2,499	2,517
U.S. Treasury 0.125% 8/31/2023	5,500	5,398
U.S. Treasury 0.50% 11/30/2023	3,000	2,919
U.S. Treasury 0.125% 12/15/2023	28,180	27,303
U.S. Treasury 2.25% 4/30/2024[13]	54,760	53,413
U.S. Treasury 0.25% 5/15/2024	1,550	1,478
U.S. Treasury 1.50% 10/31/2024	6,000	5,749
U.S. Treasury 4.25% 12/31/2024	3,299	3,303
U.S. Treasury 4.125% 1/31/2025	7,006	7,005
U.S. Treasury 1.75% 3/15/2025	550	526
U.S. Treasury 3.875% 3/31/2025	4,007	3,995
U.S. Treasury 2.875% 4/30/2025	72	70
U.S. Treasury 0.25% 6/30/2025	2,895	2,669
U.S. Treasury 3.00% 7/15/2025	66,924	65,510
U.S. Treasury 3.125% 8/15/2025	2,500	2,454
U.S. Treasury 0.25% 8/31/2025	27,000	24,746
U.S. Treasury 0.25% 10/31/2025	136,626	124,613
U.S. Treasury 3.00% 10/31/2025	718	702
U.S. Treasury 4.50% 11/15/2025	2,729	2,770
U.S. Treasury 2.875% 11/30/2025	27,270	26,592
U.S. Treasury 4.00% 12/15/2025	307	308
U.S. Treasury 0.375% 1/31/2026	104,580	94,977
U.S. Treasury 4.00% 2/15/2026	3,856	3,872
U.S. Treasury 0.50% 2/28/2026	75,000	68,189
U.S. Treasury 4.625% 3/15/2026	576	589
U.S. Treasury 0.75% 3/31/2026	57,300	52,446
U.S. Treasury 2.25% 3/31/2026	25	24
U.S. Treasury 0.875% 6/30/2026	44,247	40,363
U.S. Treasury 0.625% 7/31/2026	32,230	29,083
U.S. Treasury 0.75% 8/31/2026	295	267
U.S. Treasury 0.875% 9/30/2026	50,975	46,194
U.S. Treasury 1.125% 10/31/2026	95,220	86,891
U.S. Treasury 1.625% 11/30/2026	4,255	3,951
U.S. Treasury 2.25% 2/15/2027	10,500	9,951
U.S. Treasury 1.875% 2/28/2027	2,200	2,053
U.S. Treasury 2.50% 3/31/2027	21,705	20,737
U.S. Treasury 2.75% 4/30/2027	3,280	3,162
U.S. Treasury 2.625% 5/31/2027	7,002	6,716
U.S. Treasury 2.75% 7/31/2027	7,400	7,128
U.S. Treasury 0.50% 8/31/2027	4,200	3,663
Capital World Bond Fund — Page 29 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.125% 8/31/2027	USD 153,500	$150,194
U.S. Treasury 4.125% 9/30/2027	112,425	114,581
U.S. Treasury 4.125% 10/31/2027	91,001	92,774
U.S. Treasury 3.875% 11/30/2027	5,250	5,306
U.S. Treasury 3.875% 12/31/2027	26,975	27,265
U.S. Treasury 2.75% 2/15/2028	13,845	13,303
U.S. Treasury 1.125% 2/29/2028	8,938	7,938
U.S. Treasury 4.00% 2/29/2028	9,284	9,452
U.S. Treasury 1.25% 3/31/2028	2,744	2,448
U.S. Treasury 2.875% 5/15/2028	27,630	26,663
U.S. Treasury 1.125% 8/31/2028	15,000	13,174
U.S. Treasury 2.875% 4/30/2029	5,407	5,191
U.S. Treasury 1.625% 8/15/2029[13]	59,970	53,515
U.S. Treasury 3.875% 12/31/2029	2,000	2,036
U.S. Treasury 1.50% 2/15/2030	240	210
U.S. Treasury 0.625% 5/15/2030	35,268	28,878
U.S. Treasury 0.625% 8/15/2030	20	16
U.S. Treasury 1.625% 5/15/2031	2,810	2,443
U.S. Treasury 1.25% 8/15/2031	3,000	2,517
U.S. Treasury 2.875% 5/15/2032	57,945	55,144
U.S. Treasury 2.75% 8/15/2032	21,000	19,761
U.S. Treasury 4.125% 11/15/2032	10,526	11,063
U.S. Treasury 3.50% 2/15/2033	5,911	5,920
U.S. Treasury 4.50% 5/15/2038	1,000	1,110
U.S. Treasury 4.50% 8/15/2039	4,580	5,091
U.S. Treasury 4.375% 11/15/2039	1,500	1,641
U.S. Treasury 1.125% 5/15/2040	660	440
U.S. Treasury 1.125% 8/15/2040	3,750	2,481
U.S. Treasury 1.875% 2/15/2041	33,996	25,452
U.S. Treasury 2.25% 5/15/2041	15,579	12,386
U.S. Treasury 1.75% 8/15/2041	3,460	2,508
U.S. Treasury 3.125% 11/15/2041	100	91
U.S. Treasury 3.25% 5/15/2042	1,636	1,510
U.S. Treasury 2.75% 8/15/2042	100	85
U.S. Treasury 2.75% 11/15/2042	2,300	1,952
U.S. Treasury 3.875% 2/15/2043	1,154	1,164
U.S. Treasury 3.375% 5/15/2044	2,700	2,512
U.S. Treasury 3.125% 8/15/2044	940	839
U.S. Treasury 2.50% 2/15/2045	1,900	1,517
U.S. Treasury 3.00% 5/15/2045	1,125	981
U.S. Treasury 2.875% 8/15/2045	1,250	1,066
U.S. Treasury 3.00% 11/15/2045	1,425	1,241
U.S. Treasury 3.00% 2/15/2048	3,165	2,764
U.S. Treasury 3.125% 5/15/2048	800	715
U.S. Treasury 3.00% 2/15/2049	520	456
U.S. Treasury 2.00% 2/15/2050	18,940	13,434
U.S. Treasury 1.25% 5/15/2050[13]	12,110	7,051
U.S. Treasury 1.375% 8/15/2050	1,310	788
U.S. Treasury 1.625% 11/15/2050	4,710	3,023
U.S. Treasury 2.375% 5/15/2051	1,420	1,091
U.S. Treasury 2.00% 8/15/2051	38,216	26,894
U.S. Treasury 1.875% 11/15/2051[13]	110,940	75,588
U.S. Treasury 2.25% 2/15/2052	51,400	38,356
U.S. Treasury 2.875% 5/15/2052	2,986	2,556
U.S. Treasury 3.00% 8/15/2052[13]	19,183	16,855
Capital World Bond Fund — Page 30 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 11/15/2052	USD 13,471	$14,297
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[5]	2,709	2,713
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[5]	1,660	1,582
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[5]	7,282	7,430
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[5]	16,870	11,685
Uber Technologies, Inc. 8.00% 11/1/2026[9]	890	913
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,9]	14,100	13,763
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 10.032% 5/3/2027[6,10]	675	651
Ukraine 7.75% 9/1/2024[3]	44,660	10,307
Ukraine 8.994% 2/1/2026[3]	4,127	787
Ukraine 7.75% 9/1/2026[3]	12,460	2,388
Ukraine 7.75% 9/1/2029[3]	2,300	428
Ukraine 6.876% 5/21/2031[3]	9,540	1,728
Ukraine 7.375% 9/25/2034[3,9]	560	99
Ukraine 0% 5/31/2041[6]	1,000	269
UniCredit SpA 5.459% 6/30/2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,9]	16,050	13,240
Uniform Mortgage-Backed Security 4.00% 4/1/2053[7,12]	14,900	14,252
Uniform Mortgage-Backed Security 4.50% 4/1/2053[7,12]	2,105	2,063
Uniform Mortgage-Backed Security 3.50% 5/1/2053[7,12]	25,000	23,247
Uniform Mortgage-Backed Security 4.00% 5/1/2053[7,12]	10,100	9,665
Uniform Mortgage-Backed Security 4.50% 5/1/2053[7,12]	153,809	150,749
Uniform Mortgage-Backed Security 5.00% 5/1/2053[7,12]	88,398	88,160
Uniform Mortgage-Backed Security 5.50% 5/1/2053[7,12]	24,725	24,969
Union Pacific Corp. 2.80% 2/14/2032	4,000	3,515
Union Pacific Corp. 4.30% 3/1/2049	1,550	1,401
Union Pacific Corp. 3.839% 3/20/2060	302	246
Union Pacific Corp. 3.799% 4/6/2071	302	235
United Mexican States 4.875% 5/19/2033	210	201
United Mexican States 5.00% 4/27/2051	1,020	878
United Mexican States 4.40% 2/12/2052	860	674
United Mexican States 3.771% 5/24/2061	1,300	882
United Natural Foods, Inc. 6.75% 10/15/2028[9]	1,500	1,395
United Technologies Corp. 3.65% 8/16/2023	185	183
United Technologies Corp. 3.125% 5/4/2027	250	237
United Technologies Corp. 4.125% 11/16/2028	4,100	4,045
UnitedHealth Group, Inc. 3.75% 7/15/2025	1,658	1,639
UnitedHealth Group, Inc. 3.70% 5/15/2027	1,423	1,393
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,365	1,339
UnitedHealth Group, Inc. 4.25% 6/15/2048	757	682
UnitedHealth Group, Inc. 3.25% 5/15/2051	731	550
UnitedHealth Group, Inc. 4.75% 5/15/2052	230	224
Universal Entertainment Corp. 8.50% 12/11/2024[9]	500	471
Univision Communications, Inc. 4.50% 5/1/2029[9]	3,415	2,873
Univision Communications, Inc. 7.375% 6/30/2030[9]	50	47
US Foods, Inc. 4.625% 6/1/2030[9]	585	528
Vail Resorts, Inc. 6.25% 5/15/2025[9]	760	762
Vale Overseas, Ltd. 3.75% 7/8/2030	5	4
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[9]	820	675
Valvoline, Inc. 3.625% 6/15/2031[9]	733	623
Venator Finance SARL 9.50% 7/1/2025[9]	465	291
Venator Finance SARL 5.75% 7/15/2025[9]	654	95
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[3]	60	5
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[3]	1,074	81
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[3]	883	66
Capital World Bond Fund — Page 31 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 12.75% 8/23/2022[3]	USD 80	$9
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[3]	1,289	139
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[3]	279	31
Venezuela (Bolivarian Republic of) 7.65% 4/21/2025[3]	120	13
Venezuela (Bolivarian Republic of) 11.75% 10/21/2026[3]	60	6
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027[3]	159	17
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[3]	2,498	268
Venezuela (Bolivarian Republic of) 11.95% 8/5/2031[3]	99	11
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[3]	99	11
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[9]	310	280
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[9]	189	191
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[9]	1,490	1,311
Verizon Communications, Inc. 4.329% 9/21/2028	3,315	3,279
Verizon Communications, Inc. 3.15% 3/22/2030	3,500	3,190
Verizon Communications, Inc. 1.68% 10/30/2030	712	575
Verizon Communications, Inc. 1.75% 1/20/2031	4,712	3,803
Verizon Communications, Inc. 2.55% 3/21/2031	16,935	14,434
Verizon Communications, Inc. 3.40% 3/22/2041	1,800	1,433
Verizon Communications, Inc. 3.85% 11/1/2042	4	3
Verizon Communications, Inc. 2.875% 11/20/2050	535	356
Verizon Communications, Inc. 3.55% 3/22/2051	1,594	1,218
Vertical U.S. Newco, Inc. 5.25% 7/15/2027[9]	300	284
VICI Properties, LP 4.375% 5/15/2025	996	965
VICI Properties, LP 4.625% 6/15/2025[9]	751	727
VICI Properties, LP 4.75% 2/15/2028	2,645	2,510
VICI Properties, LP 4.625% 12/1/2029[9]	492	448
VICI Properties, LP 4.95% 2/15/2030	1,767	1,660
VICI Properties, LP 4.125% 8/15/2030[9]	520	460
VICI Properties, LP 5.125% 5/15/2032	905	853
VICI Properties, LP 5.625% 5/15/2052	275	248
VICI Properties, LP / VICI Note Co., Inc. 4.50% 1/15/2028[9]	1,642	1,523
Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,000	918
Visa, Inc. 2.00% 8/15/2050	500	316
Volkswagen Group of America Finance, LLC 3.125% 5/12/2023[9]	8,492	8,468
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[9]	11,700	11,617
VZ Secured Financing BV 5.00% 1/15/2032[9]	200	163
W&T Offshore, Inc. 11.75% 2/1/2026[9]	325	319
W. R. Grace Holdings, LLC 5.625% 8/15/2029[9]	270	230
Walt Disney Company 2.65% 1/13/2031	7,360	6,506
Warner Music Group 3.75% 12/1/2029[9]	922	818
Warner Music Group 3.875% 7/15/2030[9]	885	778
Warner Music Group 3.00% 2/15/2031[9]	605	506
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[9]	4,573	4,086
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[9]	11,988	10,038
Warrior Met Coal, Inc. 7.875% 12/1/2028[9]	300	302
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[9]	1,572	1,489
Weatherford International, Ltd. 11.00% 12/1/2024[9]	47	48
Weatherford International, Ltd. 6.50% 9/15/2028[9]	650	652
Weatherford International, Ltd. 8.625% 4/30/2030[9]	683	699
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	13,194	12,460
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	8,572	7,615
WESCO Distribution, Inc. 7.125% 6/15/2025[9]	320	326
WESCO Distribution, Inc. 7.25% 6/15/2028[9]	347	357
Western Gas Partners, LP 3.95% 6/1/2025	50	48
Western Midstream Operating, LP 3.35% 2/1/2025[1]	370	354
Capital World Bond Fund — Page 32 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Western Midstream Operating, LP 4.75% 8/15/2028	USD 160	$152
Western Midstream Operating, LP 6.15% 4/1/2033	750	761
Western Midstream Operating, LP 5.50% 2/1/2050[1]	750	638
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[7,9]	8,560	8,557
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[7,9]	1,769	1,767
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[7,9]	379	378
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	8,440	7,920
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	3,425	2,670
Westpac Banking Corp. 2.963% 11/16/2040	400	269
WeWork Companies, LLC 5.00% 7/10/2025[9]	650	330
Williams Companies, Inc. 3.50% 11/15/2030	2,565	2,325
Williams Companies, Inc. 2.60% 3/15/2031	860	724
Willis North America, Inc. 4.65% 6/15/2027	375	369
Wyndham Destinations, Inc. 6.625% 7/31/2026[9]	275	276
Wyndham Worldwide Corp. 4.375% 8/15/2028[9]	830	765
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 3/1/2025[9]	710	698
Wynn Resorts Finance, LLC 7.125% 2/15/2031[9]	277	281
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[9]	780	595
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 10.34% 9/1/2027[6,10]	250	244
Ziggo Bond Co. BV 5.125% 2/28/2030[9]	325	262
Ziggo Bond Finance BV 4.875% 1/15/2030[9]	530	452
Zoetis, Inc. 5.60% 11/16/2032	1,625	1,734
		4,296,742
Total bonds, notes & other debt instruments (cost: $9,967,962,000)		8,927,983
Investment funds 0.58% U.S. dollars 0.58%	Shares
Capital Group Central Corporate Bond Fund[14]	6,693,253	56,290
Total investment funds (cost: $53,836,000)		56,290
Convertible bonds & notes 0.01% U.S. dollars 0.01%	Principal amount (000)
Airbnb, Inc., convertible notes, 0% 3/15/2026	USD 543	476
DISH DBS Corp., convertible notes, 3.375% 8/15/2026	390	203
Marriott Ownership Resorts, Inc., convertible notes, 3.25% 12/15/2027 [9]	236	231
Penn National Gaming, Inc., convertible notes, 2.75% 5/15/2026	87	125
Royal Caribbean Cruises, Ltd., convertible notes, 6.00% 8/15/2025[9]	152	233
Total convertible bonds & notes (cost: $1,607,000)		1,268
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 6/1/2023[9]	300	350
Total convertible stocks (cost: $304,000)		350
Capital World Bond Fund — Page 33 of 45

unaudited
Preferred securities 0.00% U.S. dollars 0.00%		Shares	Value (000)
ACR III LSC Holdings, LLC, Series B, preferred shares[4,9,15]		277	$167
Total preferred securities (cost: $287,000)			167
Common stocks 0.01% U.S. dollars 0.01%
Chesapeake Energy Corp.		9,204	700
Constellation Oil Services Holding SA, Class B-1[4,15]		3,023,297	333
Altera Infrastructure, LP4,15		70	6
Bighorn Permian Resources, LLC[4]		2,668	— [8]
Total common stocks (cost: $423,000)			1,039
Short-term securities 9.30% Bills & notes of governments & government agencies outside the U.S. 1.67%	Weighted average yield at acquisition	Principal amount (000)
Japan Treasury 1/22/2024	(0.112%)	JPY 287,100	2,165
Japan Treasury 2/20/2024	(0.103)	21,265,700	160,392
			162,557
U.S. Treasury bills 0.20%
U.S. Treasury 11/2/2023	4.530	USD 20,000	19,478
Money market investments 7.43%		Shares
Capital Group Central Cash Fund 4.86%[14,16]		7,242,333	724,233
Total short-term securities (cost: $904,520,000)			906,268
Total investment securities 101.56% (cost: $10,928,939,000)			9,893,365
Other assets less liabilities (1.56)%			(152,120)
Net assets 100.00%			$9,741,245
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2023 (000)
30 Day Federal Funds Futures	Long	119	April 2023	USD 47,200	$(12)
30 Day Federal Funds Futures	Long	1,206	May 2023	477,715	493
30 Day Federal Funds Futures	Short	1	November 2023	(398)	3
30 Day Federal Funds Futures	Long	1	January 2024	399	(3)
2 Year Euro-Schatz Futures	Short	188	June 2023	(21,550)	(175)
2 Year U.S. Treasury Note Futures	Long	1,523	June 2023	314,428	28
5 Year Euro-Bobl Futures	Long	2,826	June 2023	361,278	(1,157)
5 Year U.S. Treasury Note Futures	Long	4,228	June 2023	462,999	3,332
10 Year Italy Government Bond Futures	Short	170	June 2023	(21,267)	(762)
10 Year French Government Bond Futures	Short	171	June 2023	(24,151)	(41)
10 Year Euro-Bund Futures	Short	284	June 2023	(41,838)	767
10 Year Japanese Government Bond Futures	Short	435	June 2023	(485,274)	(8,939)
10 Year Australian Treasury Bond Futures	Long	445	June 2023	36,554	841
Capital World Bond Fund — Page 34 of 45

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2023 (000)
10 Year Canadian Government Bond Futures	Long	8	June 2023	USD 747	$28
10 Year U.S. Treasury Note Futures	Short	37	June 2023	(4,252)	(10)
10 Year Ultra U.S. Treasury Note Futures	Short	2,572	June 2023	(311,574)	(1,985)
10 Year UK Gilt Futures	Long	26	June 2023	3,315	69
20 Year U.S. Treasury Bond Futures	Long	790	June 2023	103,613	4,280
30 Year Euro-Buxl Futures	Long	156	June 2023	23,831	1,506
30 Year Ultra U.S. Treasury Bond Futures	Short	155	June 2023	(21,874)	144
					$(1,593)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	12,432	EUR	11,739	UBS AG	4/5/2023	$(302)
EUR	90,700	USD	96,326	Morgan Stanley	4/6/2023	2,070
USD	91,299	AUD	135,230	Barclays Bank PLC	4/6/2023	885
CAD	35,917	USD	26,102	HSBC Bank	4/6/2023	476
GBP	7,900	USD	9,354	Goldman Sachs	4/6/2023	392
KRW	37,631,980	USD	28,516	Citibank	4/6/2023	311
CZK	80,117	USD	3,575	JPMorgan Chase	4/6/2023	126
HUF	1,299,450	EUR	3,403	JPMorgan Chase	4/6/2023	10
USD	594	ZAR	11,016	Goldman Sachs	4/6/2023	(25)
USD	2,391	EUR	2,261	Bank of America	4/6/2023	(62)
USD	10,965	CAD	14,940	Barclays Bank PLC	4/6/2023	(91)
USD	39,311	AUD	59,412	Standard Chartered Bank	4/6/2023	(412)
USD	16,733	HUF	6,044,230	BNP Paribas	4/6/2023	(484)
USD	38,571	GBP	32,574	Goldman Sachs	4/6/2023	(1,618)
USD	3,755	ILS	13,476	JPMorgan Chase	4/11/2023	7
USD	3,717	NZD	5,988	HSBC Bank	4/11/2023	(28)
USD	23,701	NZD	38,185	HSBC Bank	4/11/2023	(178)
JPY	22,167,250	USD	163,635	Morgan Stanley	4/12/2023	3,627
MYR	154,472	USD	34,598	JPMorgan Chase	4/12/2023	490
MXN	1,573,628	USD	87,068	Citibank	4/12/2023	53
USD	34,928	MYR	154,470	HSBC Bank	4/12/2023	(159)
EUR	89,240	JPY	12,908,250	Bank of America	4/12/2023	(554)
JPY	28,602,795	USD	211,170	Morgan Stanley	4/13/2023	4,688
CNH	1,854,615	USD	266,617	HSBC Bank	4/13/2023	3,499
DKK	354,220	USD	50,383	Bank of New York Mellon	4/13/2023	1,226
PLN	148,067	USD	33,372	JPMorgan Chase	4/13/2023	904
CHF	16,270	USD	17,430	Morgan Stanley	4/13/2023	377
CZK	98,330	USD	4,403	Morgan Stanley	4/13/2023	137
HUF	5,013,020	EUR	13,028	BNP Paribas	4/13/2023	107
MXN	262,670	USD	14,462	JPMorgan Chase	4/13/2023	78
AUD	11,870	USD	7,871	Standard Chartered Bank	4/13/2023	67
CAD	4,741	USD	3,445	HSBC Bank	4/13/2023	64
EUR	32,666	DKK	243,030	Bank of America	4/13/2023	43
HUF	771,999	USD	2,152	Bank of America	4/13/2023	42
Capital World Bond Fund — Page 35 of 45

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
CAD	1,275	USD	930	JPMorgan Chase	4/13/2023	$14
CAD	65	USD	47	Barclays Bank PLC	4/13/2023	1
USD	621	CNH	4,321	HSBC Bank	4/13/2023	(8)
USD	614	HUF	225,087	UBS AG	4/13/2023	(26)
USD	1,158	ZAR	21,114	Bank of America	4/13/2023	(27)
USD	2,624	MXN	47,922	Bank of America	4/13/2023	(28)
USD	2,200	HUF	795,990	Bank of America	4/13/2023	(62)
USD	11,412	PLN	50,650	UBS AG	4/13/2023	(313)
USD	24,732	CAD	34,038	HSBC Bank	4/13/2023	(458)
CNH	633,290	USD	91,664	BNP Paribas	4/14/2023	579
JPY	2,455,060	USD	18,067	HSBC Bank	4/14/2023	463
EUR	6,340	USD	6,784	UBS AG	4/14/2023	97
MYR	3,967	USD	879	Standard Chartered Bank	4/14/2023	23
MYR	5,630	USD	1,260	HSBC Bank	4/14/2023	19
PLN	3,586	USD	818	JPMorgan Chase	4/14/2023	13
USD	307	MXN	5,574	Morgan Stanley	4/14/2023	(2)
USD	369	EUR	345	UBS AG	4/14/2023	(5)
USD	1,254	MYR	5,620	BNP Paribas	4/14/2023	(22)
EUR	264,292	USD	280,237	Citibank	4/17/2023	6,659
EUR	69,700	USD	74,851	JPMorgan Chase	4/17/2023	810
SEK	250,090	USD	23,408	Bank of America	4/17/2023	711
EUR	5,110	USD	5,430	Goldman Sachs	4/17/2023	117
PLN	19,310	USD	4,352	JPMorgan Chase	4/17/2023	117
GBP	2,567	USD	3,064	Citibank	4/17/2023	104
NZD	6,620	USD	4,062	Morgan Stanley	4/17/2023	77
EUR	6,235	USD	6,700	Bank of New York Mellon	4/17/2023	68
JPY	525,070	USD	3,928	Bank of New York Mellon	4/17/2023	37
PEN	8,970	USD	2,349	JPMorgan Chase	4/17/2023	32
IDR	6,596,847	USD	427	BNP Paribas	4/17/2023	14
CLP	765,214	USD	949	Citibank	4/17/2023	12
ZAR	4,975	USD	267	Bank of America	4/17/2023	12
IDR	6,732,225	USD	439	Citibank	4/17/2023	11
BRL	1,704	USD	325	Citibank	4/17/2023	10
USD	2,058	EUR	1,888	Goldman Sachs	4/17/2023	9
USD	478	PEN	1,824	JPMorgan Chase	4/17/2023	(6)
USD	143	ZAR	2,671	Bank of America	4/17/2023	(7)
USD	2,780	INR	229,240	UBS AG	4/17/2023	(8)
USD	746	COP	3,560,337	Goldman Sachs	4/17/2023	(16)
USD	1,230	COP	5,965,087	Citibank	4/17/2023	(46)
USD	5,656	EUR	5,256	Goldman Sachs	4/17/2023	(50)
USD	2,539	IDR	39,091,770	Morgan Stanley	4/17/2023	(75)
USD	3,419	IDR	52,403,610	Citibank	4/17/2023	(85)
USD	9,704	GBP	8,130	Citibank	4/17/2023	(328)
KRW	66,366,684	USD	51,203	BNP Paribas	4/17/2023	(355)
USD	64,382	EUR	60,719	Citibank	4/17/2023	(1,530)
JPY	26,307,670	USD	196,531	Bank of America	4/18/2023	2,175
EUR	101,825	USD	108,858	JPMorgan Chase	4/18/2023	1,681
GBP	45,962	USD	55,468	Bank of America	4/18/2023	1,252
HUF	7,005,140	USD	19,332	BNP Paribas	4/18/2023	543
CAD	25,143	USD	18,242	Morgan Stanley	4/18/2023	367
ZAR	26,151	USD	1,427	JPMorgan Chase	4/18/2023	39
Capital World Bond Fund — Page 36 of 45

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
MXN	19,247	USD	1,037	UBS AG	4/18/2023	$27
CHF	5,200	USD	5,678	Bank of America	4/18/2023	16
USD	219	ZAR	3,993	JPMorgan Chase	4/18/2023	(5)
USD	889	EUR	825	Barclays Bank PLC	4/18/2023	(6)
USD	1,179	CNH	8,140	UBS AG	4/18/2023	(7)
EUR	3,488	USD	3,802	Goldman Sachs	4/18/2023	(16)
USD	4,032	GBP	3,341	Bank of America	4/18/2023	(91)
USD	46,644	EUR	43,630	JPMorgan Chase	4/18/2023	(720)
PLN	87,740	USD	19,661	BNP Paribas	4/19/2023	642
ZAR	1,417	USD	77	Morgan Stanley	4/19/2023	3
DKK	301,540	EUR	40,516	Morgan Stanley	4/19/2023	(35)
JPY	13,605,347	EUR	97,274	HSBC Bank	4/19/2023	(2,825)
USD	85,475	MXN	1,621,830	Morgan Stanley	4/19/2023	(4,193)
THB	460,985	USD	13,357	Bank of America	4/20/2023	147
THB	1,543,190	USD	44,275	Citibank	4/21/2023	936
EUR	29,331	DKK	218,340	HSBC Bank	4/24/2023	17
HUF	457,646	USD	1,282	JPMorgan Chase	4/24/2023	14
EUR	1,200	USD	1,295	JPMorgan Chase	4/24/2023	8
USD	243	EUR	224	JPMorgan Chase	4/24/2023	— [8]
USD	11,467	CAD	15,730	Citibank	4/24/2023	(175)
USD	25,293	MXN	472,400	JPMorgan Chase	4/24/2023	(800)
USD	87,070	EUR	79,716	JPMorgan Chase	4/25/2023	498
USD	62,780	DKK	428,570	Goldman Sachs	4/25/2023	290
CLP	3,682,610	USD	4,429	JPMorgan Chase	4/25/2023	191
MYR	43,000	USD	9,632	JPMorgan Chase	4/25/2023	144
USD	72	CZK	1,570	Morgan Stanley	4/25/2023	— [8]
USD	298	HUF	106,135	Goldman Sachs	4/25/2023	(2)
PLN	5,708	USD	1,326	Morgan Stanley	4/25/2023	(6)
RON	6,210	USD	1,372	UBS AG	4/25/2023	(12)
USD	1,069	ZAR	19,389	Barclays Bank PLC	4/25/2023	(18)
EUR	51,665	USD	56,432	JPMorgan Chase	4/25/2023	(323)
USD	83,053	MXN	1,544,739	Morgan Stanley	4/25/2023	(2,254)
USD	1,969	KRW	2,426,670	JPMorgan Chase	4/26/2023	108
USD	3,412	KRW	4,467,910	Citibank	4/26/2023	(13)
CNH	17,638	USD	2,617	HSBC Bank	4/26/2023	(45)
PLN	9,550	USD	2,182	JPMorgan Chase	4/27/2023	27
USD	2,183	CZK	48,220	JPMorgan Chase	4/27/2023	(42)
USD	27,739	KRW	36,063,490	JPMorgan Chase	4/28/2023	89
USD	1,276	MYR	5,635	JPMorgan Chase	4/28/2023	(5)
USD	3,660	BRL	18,655	JPMorgan Chase	5/4/2023	1
USD	300	AUD	450	JPMorgan Chase	5/5/2023	(2)
ILS	25,100	USD	6,904	Barclays Bank PLC	5/8/2023	84
USD	4,154	JPY	537,800	Bank of America	5/8/2023	79
USD	2,883	ILS	10,250	HSBC Bank	5/8/2023	30
JPY	3,612,930	USD	28,397	Bank of America	5/8/2023	(1,023)
CLP	327,006	USD	412	JPMorgan Chase	5/11/2023	(2)
KRW	18,500,000	USD	14,221	HSBC Bank	5/11/2023	(25)
USD	1,160	BRL	6,155	JPMorgan Chase	5/11/2023	(46)
USD	17,296	COP	83,297,201	Morgan Stanley	5/11/2023	(439)
ZAR	9,400	USD	514	Barclays Bank PLC	6/5/2023	11
THB	91,013	USD	2,634	Morgan Stanley	6/9/2023	47
Capital World Bond Fund — Page 37 of 45

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	1,019	THB	34,110	JPMorgan Chase	6/9/2023	$14
USD	47,299	AUD	70,000	UBS AG	6/21/2023	364
EUR	25,000	USD	26,939	Citibank	6/21/2023	301
JPY	1,200,000	USD	8,922	Goldman Sachs	6/21/2023	228
EUR	7,200	USD	7,690	Citibank	6/21/2023	155
USD	6,081	AUD	9,000	UBS AG	6/21/2023	47
USD	3,000	CAD	4,063	JPMorgan Chase	6/21/2023	(11)
USD	832	NZD	1,350	JPMorgan Chase	6/21/2023	(12)
USD	970	GBP	800	Barclays Bank PLC	6/21/2023	(19)
USD	1,280	EUR	1,200	Morgan Stanley	6/21/2023	(28)
USD	10,835	EUR	10,000	JPMorgan Chase	6/21/2023	(62)
USD	27,960	BRL	147,809	JPMorgan Chase	6/30/2023	(706)
PLN	30,130	USD	6,070	JPMorgan Chase	8/31/2023	844
USD	697	PLN	3,650	Morgan Stanley	8/31/2023	(141)
USD	1,897	PLN	9,900	JPMorgan Chase	8/31/2023	(375)
USD	16,113	BRL	85,800	JPMorgan Chase	12/29/2023	(7)
USD	1,386	BRL	7,487	Citibank	1/2/2024	(19)
USD	1,493	BRL	8,168	JPMorgan Chase	1/2/2024	(41)
USD	27,802	BRL	150,210	JPMorgan Chase	1/2/2024	(402)
USD	13,442	BRL	74,217	JPMorgan Chase	1/2/2024	(493)
USD	43,879	BRL	242,267	JPMorgan Chase	1/2/2024	(1,610)
USD	1,149	JPY	143,550	Bank of America	1/22/2024	19
USD	583	JPY	72,150	Citibank	1/22/2024	16
USD	577	JPY	71,400	Citibank	1/22/2024	15
JPY	21,265,700	USD	166,521	HSBC Bank	2/16/2024	1,286
USD	84,249	JPY	10,668,700	HSBC Bank	2/16/2024	63
USD	83,683	JPY	10,597,000	HSBC Bank	2/16/2024	63
USD	166,615	JPY	21,265,700	HSBC Bank	2/20/2024	(1,273)
						$16,870
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
0.11108502%	Annual	SONIA	Annual	4/9/2023	GBP20,140	$(28)	$4	$(32)
1.3467%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/18/2023	NZD25,000	(229)	—	(229)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	32,742	(313)	—	(313)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	279,022	(2,679)	—	(2,679)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	108,068	(1,105)	—	(1,105)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	270,134	(2,742)	—	(2,742)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	44,558	(459)	—	(459)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	44,558	(460)	—	(460)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	48,917	(516)	—	(516)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	90,549	(1,006)	—	(1,006)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	90,448	(1,065)	—	(1,065)
Capital World Bond Fund — Page 38 of 45

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZD89,953	$(1,066)	$—	$(1,066)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	90,327	(1,076)	—	(1,076)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	79,737	(1,014)	—	(1,014)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	90,950	(1,151)	—	(1,151)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	90,850	(1,138)	—	(1,138)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	90,850	(1,141)	—	(1,141)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	100,996	(1,263)	—	(1,263)
2.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/2/2023	3,733	(41)	—	(41)
2.215%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/3/2023	7,460	(84)	—	(84)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	129,491	(1,474)	—	(1,474)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	129,491	(1,480)	—	(1,480)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	10,894	(127)	—	(127)
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024	USD5,200	16	—	16
4.533%	Annual	U.S. EFFR	Annual	10/20/2024	6,500	16	—	16
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024	7,800	20	—	20
4.56%	Annual	U.S. EFFR	Annual	10/27/2024	6,500	20	—	20
3.8865%	Annual	SOFR	Annual	5/2/2025	3,550	(9)	—	(9)
4.67%	28-day	28-day MXN-TIIE	28-day	12/16/2025	MXN24,000	(149)	—	(149)
3.8563%	Annual	SOFR	Annual	1/12/2026	USD11,700	19	—	19
3.79165%	Annual	SOFR	Annual	1/13/2026	147,020	116	—	116
4.0285%	Annual	SOFR	Annual	2/10/2026	243,410	1,712	—	1,712
4.27%	Annual	SOFR	Annual	2/16/2026	2,506	35	—	35
4.265%	Annual	SOFR	Annual	2/16/2026	1,244	17	—	17
4.3035%	Annual	SOFR	Annual	2/17/2026	747	11	—	11
4.2515%	Annual	SOFR	Annual	2/17/2026	739	10	—	10
4.2675%	Annual	SOFR	Annual	2/17/2026	721	10	—	10
4.3005%	Annual	SOFR	Annual	2/17/2026	518	8	—	8
4.288%	Annual	SOFR	Annual	2/17/2026	526	8	—	8
5.75%	28-day	28-day MXN-TIIE	28-day	4/2/2026	MXN22,300	(111)	—	(111)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	108,000	(419)	—	(419)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	105,200	(406)	—	(406)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	279,500	(1,042)	—	(1,042)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	740,700	(2,788)	—	(2,788)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	770,600	(2,882)	—	(2,882)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	11,600	(32)	—	(32)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	11,700	(33)	—	(33)
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP4,000	(498)	—	(498)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN218,800	(482)	—	(482)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	328,248	(707)	—	(707)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	535,800	(1,117)	—	(1,117)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	676,682	(1,571)	—	(1,571)
SONIA	Annual	1.2822%	Annual	1/28/2027	GBP1,150	132	—	132
7.805%	28-day	28-day MXN-TIIE	28-day	2/23/2027	MXN187,375	(332)	—	(332)
7.795%	28-day	28-day MXN-TIIE	28-day	2/24/2027	829,520	(1,486)	—	(1,486)
3.0825%	At maturity	Eurozone HICP Ex. Tobacco	At maturity	8/15/2027	EUR1,000	(6)	—	(6)
SONIA	Annual	5.1013%	Annual	10/7/2027	GBP2,000	(123)	—	(123)
9.40%	28-day	28-day MXN-TIIE	28-day	2/16/2028	MXN1,687,270	3,099	—	3,099
0.57520783%	Annual	SONIA	Annual	4/9/2028	GBP10,370	(1,845)	(16)	(1,829)
Capital World Bond Fund — Page 39 of 45

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.1795%	Annual	5/2/2028	USD1,475	$11	$—	$11
SOFR	Annual	3.29015%	Annual	1/13/2030	71,720	(101)	—	(101)
SOFR	Annual	3.4705%	Annual	2/10/2030	110,460	(1,397)	—	(1,397)
2.2679%	Annual	SONIA	Annual	7/14/2032	GBP590	(68)	—	(68)
SOFR	Annual	3.2903%	Annual	1/12/2033	USD3,900	(28)	—	(28)
0.9221376%	Annual	SONIA	Annual	4/9/2041	GBP5,500	(2,202)	(44)	(2,158)
2.23%	Annual	SONIA	Annual	7/14/2042	320	(62)	—	(62)
3.278%	Annual	SOFR	Annual	3/16/2043	USD4,054	67	—	67
1.0469%	Annual	SONIA	Annual	3/2/2052	GBP70	(35)	—	(35)
SOFR	Annual	3.044%	Annual	3/16/2053	USD3,032	(47)	—	(47)
						$(36,308)	$(56)	$(36,252)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized depreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
11.97%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL14,700	$(22)	$—	$(22)
11.46%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2026	9,234	(38)	—	(38)
11.15%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	9,330	(56)	—	(56)
							$(116)	$—	$(116)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium (received) paid (000)	Unrealized depreciation at 3/31/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD93,870	$(1,399)	$(88)	$(1,311)
CDX.EM.39	1.00%	Quarterly	6/20/2028	137,670	7,935	10,340	(2,405)
					$6,536	$10,252	$(3,716)
Investments in affiliates14

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Investment funds 0.58%
Capital Group Central Corporate Bond Fund	$54,056	$506	$—	$—	$1,728	$56,290	$506
Short-term securities 7.43%
Money market investments 7.43%
Capital Group Central Cash Fund 4.86%[16]	648,579	1,245,632	1,170,075	61	36	724,233	7,636
Total 8.01%				$61	$1,764	$780,523	$8,142
Capital World Bond Fund — Page 40 of 45

unaudited
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/18/2021-5/19/2021	$27,149	$18,044	.19%
NBM US Holdings, Inc. 7.00% 5/14/2026	8/6/2021	10,008	9,753.10
Netflix, Inc. 3.875% 11/15/2029	10/27/2021-10/29/2021	5,235	4,050.04
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1]	2/4/2021	3,816	2,823.03
General Electric Co. 4.125% 9/19/2035	2/3/2022	1,427	1,083.01
STE Transcore Holdings, Inc. 3.75% 5/5/2032	12/21/2022	276	282	.00 [17]
Total		$47,911	$36,035	.37%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $36,035,000, which represented .37% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]	Value determined using significant unobservable inputs.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $719,354,000, which represented 7.38% of the net assets of the fund.

[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,560,000, which represented .11% of the net assets of the fund.

[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[12]	Purchased on a TBA basis.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $60,297,000, which represented .62% of the net assets of the fund.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Security did not produce income during the last 12 months.
[16]	Rate represents the seven-day yield at 3/31/2023.
[17]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $2,095,246,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $4,213,996,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,927,098,000 and $742,186,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,819,698	$1,328	$1,821,026
Japanese yen	—	745,864	—	745,864
Chinese yuan renminbi	—	416,462	—	416,462
British pounds	—	363,980	—	363,980
Australian dollars	—	299,747	—	299,747
Canadian dollars	—	229,587	—	229,587
Brazilian reais	—	171,533	—	171,533
Mexican pesos	—	148,372	—	148,372
South Korean won	—	85,960	—	85,960
Colombian pesos	—	80,469	—	80,469
Danish kroner	—	57,175	—	57,175
Indonesian rupiah	—	48,906	—	48,906
New Zealand dollars	—	28,561	—	28,561
South African rand	—	22,935	—	22,935
Malaysian ringgits	—	18,503	—	18,503
Peruvian nuevos soles	—	16,536	—	16,536
Chilean pesos	—	12,257	—	12,257
Czech korunas	—	11,789	—	11,789
Thai baht	—	9,879	—	9,879
Indian rupees	—	9,688	—	9,688
Ukrainian hryvnia	—	4,360	2,802	7,162
Hungarian forints	—	6,213	—	6,213
Polish zloty	—	5,915	—	5,915
Israeli shekels	—	4,905	—	4,905
Russian rubles	—	—	3,675	3,675
Romanian leu	—	2,477	—	2,477
Norwegian kroner	—	1,665	—	1,665
U.S. dollars	—	4,294,166	2,576	4,296,742
Investment funds	56,290	—	—	56,290
Convertible bonds & notes	—	1,268	—	1,268
Convertible stocks	—	350	—	350
Preferred securities	—	—	167	167
Common stocks	700	—	339	1,039
Short-term securities	724,233	182,035	—	906,268
Total	$781,223	$9,101,255	$10,887	$9,893,365

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unaudited
Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,491	$—	$—	$11,491
Unrealized appreciation on open forward currency contracts	—	42,569	—	42,569
Unrealized appreciation on centrally cleared interest rate swaps	—	5,327	—	5,327
Liabilities:
Unrealized depreciation on futures contracts	(13,084)	—	—	(13,084)
Unrealized depreciation on open forward currency contracts	—	(25,699)	—	(25,699)
Unrealized depreciation on centrally cleared interest rate swaps	—	(41,579)	—	(41,579)
Unrealized depreciation on bilateral interest rate swaps	—	(116)	—	(116)
Unrealized depreciation on centrally cleared credit default swaps	—	(3,716)	—	(3,716)
Total	$(1,593)	$(23,214)	$—	$(24,807)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
HICP = Harmonised Index of Consumer Prices
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah

ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
RUB = Russian rubles
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
UAH = Ukrainian hryvnia
USD = U.S. dollars
ZAR = South African rand
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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-031-0523O-S89766
Capital World Bond Fund — Page 45 of 45